UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 11/30/2011

Item 1 – Report to Stockholders

November 30, 2011

Semi-Annual Report (Unaudited)

FDP Series, Inc.

►	MFS Research International FDP Fund

►	Marsico Growth FDP Fund

►	Van Kampen Value FDP Fund

►	Franklin Templeton Total Return FDP Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

FDP Series, Inc. is part of the Funds Diversified PortfoliosSM (FDP) Service. You may receive separate shareholder reports for other funds available through the Service.

2	FDP SERIES, INC.	NOVEMBER 30, 2011

Dear Shareholder

Near the end of 2010, investor sentiment was relatively strong despite ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Risk assets, including equities, high yield bonds and commodities, were in favor while higher-quality fixed income sectors saw increasing yields (pushing bond prices down), especially on the long end of the historically steep yield curve. The tax-exempt municipal market faced additional headwinds as the Build America Bond program neared its expiration and municipal finance troubles abounded.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

Markets reversed sharply in May, however, when the heightened possibility of Greece defaulting on its debt rekindled fears about the broader sovereign debt crisis in Europe. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, financial problems intensified in Italy and Spain, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region’s debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism. Sentiment continued to be tossed about by the winds of change in November. Leadership and policy changes in Italy and Spain along with global central bank actions energized investors, but the fragile markets were easily tempered by sobering news flow that resurrected uncertainty about the ability of Europe’s leaders to ultimately contain the crisis.

Overall, lower-risk investments including US Treasuries, municipal securities and investment grade credits advanced in the 6- and 12-month periods ended November 30, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months. On a 12-month basis, however, US stocks and high yield bonds remained in positive territory while international and emerging-market stocks notched downward. Continued low short-term interest rates kept yields on money market securities near their all-time lows. While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets continue to exhibit remarkable volatility and the future remains uncertain, BlackRock is dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC
Total Returns as of November 30, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(6.25)%	7.83%
US small cap equities (Russell 2000® Index)	(12.43)	2.75
International equities (MSCI Europe, Australasia, Far East Index)	(16.56)	(4.12)
Emerging market equities (MSCI Emerging Markets Index)	(19.40)	(11.54)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.03	0.12
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	10.64	10.31
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	3.54	5.52
Tax-exempt municipal bonds (S&P/Investortools Main Municipal Bond Index)	4.35	6.49
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(3.56)	4.09

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of November 30, 2011	MFS Research International FDP Fund

Investment Objective

MFS Research International FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

While the Fund, its primary benchmark, the MSCI Europe, Australasia and Far East (“EAFE”) Index, and its secondary benchmark, the MSCI All Country World (excluding US) Index, all posted negative returns for the six-month period ended November 30, 2011, the Fund outperformed both the MSCI EAFE Index and the MSCI All Country World (excluding US) Index. The following discussion of relative performance pertains to the MSCI EAFE Index.

What factors influenced performance?

•

Stock selection in the capital goods industry group was the primary driver of the Fund’s outperformance relative to the MSCI EAFE Index. The Fund’s top contributors in this group included holdings of parcel delivery services company Yamato Transport Co., Ltd. (Japan), aerospace and defense company Rolls-Royce Holdings Plc (United Kingdom) and mining equipment manufacturer Joy Global, Inc. (United States). Also having a positive impact on relative performance was security selection in consumer discretionary, where holdings of convenience store operator Lawson, Inc. (Japan) and casino operator Sands China Ltd. (Macau) were notable performers. Elsewhere in the Fund, Japanese holdings including tobacco company Japan Tobacco, Inc. and consumer finance firm Aeon Credit Service Co., Ltd. added to returns. The avoidance of the poor-performing financial stocks Société Générale (France) and Banco Santander SA (Spain) also proved beneficial.

•

The Fund’s cash position contributed positively to relative performance. The Fund holds cash to purchase new holdings and to provide liquidity. In a period during which equity markets broadly declined, the Fund’s allocation to cash benefited performance relative to the MSCI EAFE Index.

•

Detracting from performance relative to the MSCI EAFE Index was security selection in the financials sector, where holdings of global banking group BNP Paribas SA (France), financial services company Erste Bank der Oesterreichischen Sparkassen AG (Austria), banking and treasury management firm ICICI Bank Ltd. (India) and financial services firms ING Groep NV CVA (Netherlands) and Credit Suisse Group AG (Switzerland) hurt returns. In consumer staples, not holding shares of the strong-performing prepackaged foods producer Unilever NV — ADR (Netherlands) hindered performance. Stock selection in the energy sector also had a negative impact. Elsewhere in the Fund, notable individual detractors included medical diagnostic company Diagnosticos da America SA (Brazil), paint and specialty chemicals manufacturer Akzo Nobel NV (Netherlands) and information technology products and electronics maker Acer, Inc. (Taiwan). Not holding pharmaceutical firm GlaxoSmithKline Plc (United Kingdom) also proved a disadvantage.

Describe recent portfolio activity.

•

In the capital goods space, the Fund increased exposure to industry leaders that have demonstrated stability and sustainability with lower cyclicality than the broader market. In financials, the Fund increased its holdings of Australian banks given the higher quality of their assets relative to European banks, as well as their trading at reasonable book values with attractive dividend yields. The Fund maintained its underweight in developed-market telecommunication services in favor of their emerging-market counterparts, which offer better growth prospects. In consumer staples, the Fund remained overweight in the food and beverage space which, along with the Fund’s tobacco exposure, provided some defensive cover.

Describe portfolio positioning at period end.

•

The Fund is a sector-neutral portfolio that emphasizes bottom-up fundamental analysis and therefore, stock selection is strictly a by-product of where Fund management finds the most attractive investment opportunities. Fund management continues to focus on high-quality companies believed to provide downside support in uncertain markets. During the period, Fund management lowered the Fund’s overall exposure to emerging markets, especially financials, as the challenging macro environment may put downward pressure on their currencies.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	FDP SERIES, INC.	NOVEMBER 30, 2011

MFS Research International FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests, under normal market conditions, at least 65% of its assets in equity securities of foreign companies, including emerging market issuers.

[3]	This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.

[4]	This market capitalization index is designed to measure equity market performance in the developed and emerging markets, excluding the US.

[5]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2011

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(15.74)%	(1.99)%	N/A	(2.53)%	N/A	2.83%	N/A
Investor A	(15.91)	(2.32)	(7.44)%	(2.78)	(3.83)%	2.57	1.70%
Investor B	(16.23)	(3.07)	(7.42)	(3.54)	(3.89)	1.77	1.77
Investor C	(16.25)	(2.99)	(3.96)	(3.51)	(3.51)	1.79	1.79
MSCI EAFE Index	(16.56)	(4.12)	N/A	(3.95)	N/A	1.93	N/A
MSCI All Country World (excluding US) Index	(17.15)	(5.90)	N/A	(2.11)	N/A	3.66	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2011	5

Fund Summary as of November 30, 2011	Marsico Growth FDP Fund

Investment Objective

Marsico Growth FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended November 30, 2011, the Fund’s Investor A and Institutional Shares outperformed the benchmark, the S&P 500® Index, while its Investor B and Investor C Shares underperformed.

What factors influenced performance?

•

The Fund benefited from stock selection in the consumer discretionary sector, where holdings in off-price retailer TJX Cos., Inc., auto parts retailer O’Reilly Automotive, Inc., Starbucks Corp., Nike, Inc. Class B and McDonald’s Corp. were among the strongest contributors. Additionally, as consumer discretionary was one of the better-performing sectors during the period, the Fund benefited from maintaining a sector overweight relative to the benchmark index. Also contributing positively was the Fund’s underweight in financials, which was the worst-performing sector in the benchmark index. Stock selection in financials also had a positive impact on relative performance. In particular, the Fund’s position in U.S. Bancorp boosted returns.

•

Detracting from performance was stock selection in the software & services industry and the information technology (“IT”) sector. In particular, positions in China-based social networking company Youku.com, Inc. — ADR, voice over Internet protocol services company Acme Packet, Inc. (which the Fund sold during the period) and enterprise software company Oracle Corp. hurt returns. Stock selection in the energy sector also had a negative impact. The Fund’s position in oilfield services company Halliburton Co. was the largest detractor on an individual security basis. In consumer staples, Green Mountain Coffee Roasters, Inc. was a significant detractor from performance (and was sold during the period). In addition, the Fund’s underweight in the food, beverage & tobacco industry group hindered returns.

Describe recent portfolio activity.

•

During the six-month period, portfolio activity was focused on reducing exposure to companies that are more sensitive to economic conditions. Accordingly, the Fund pared its exposure to materials, industrials and energy, and pulled back almost entirely from financials. The Fund added a significantly defensive component via exposure to companies that have durable franchises, are self-funding and have dependable revenue streams. As a result, the Fund’s allocations to the consumer discretionary and IT sectors increased during the period.

Describe portfolio positioning at period end.

•

On an absolute basis, the Fund’s largest sector allocations at period end were consumer discretionary, IT, industrials and materials. Relative to the S&P 500® Index, the Fund was overweight in the consumer discretionary and materials sectors and underweight in financials, energy, consumer staples and health care. The Fund had no exposure to telecommunication services and utilities.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	FDP SERIES, INC.	NOVEMBER 30, 2011

Marsico Growth FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in equity securities of large cap companies that are selected for their growth potential.

[3]

This unmanaged broad-based index is comprised of 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE capitalization and 30% of NYSE issues.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2011

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(6.07)%	5.03%	N/A	0.95%	N/A	2.79%	N/A
Investor A	(6.16)	4.83	(0.68)%	0.71	(0.37)%	2.55	1.68%
Investor B	(6.53)	4.01	(0.49)	(0.09)	(0.49)	1.74	1.74
Investor C	(6.52)	4.00	3.00	(0.05)	(0.05)	1.77	1.77
S&P 500® Index	(6.25)	7.83	N/A	(0.18)	N/A	2.26	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2011	7

Fund Summary as of November 30, 2011	Van Kampen Value FDP Fund

Investment Objective

Van Kampen Value FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with capital growth and income.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2011, the Fund underperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

•

Stock selection in the energy sector was the largest detractor from the Fund’s performance relative to the Russell 1000® Value Index, with Halliburton Co. and Weatherford International Ltd. being the most notable individual underperformers. Also hurting relative performance was a significant underweight to the utilities sector, which benefited from increased investor demand for dividend-paying stocks during the period. Stock selection within financials, materials, industrials and consumer discretionary also had a negative impact on performance.

•

Contributing positively to Fund performance was stock selection in health care, where holdings of Bristol-Myers Squibb Co., GlaxoSmithKline Plc — ADR and UnitedHealth Group, Inc. were the strongest contributors. Stock selection within telecommunication services, consumer staples and IT also aided returns.

Describe recent portfolio activity.

•

During the six-month period, the Fund pared its overweight positions in the consumer discretionary sector, particularly within the media industry, and the consumer staples sector. In financials, the Fund reduced exposure to insurance companies. The proceeds were used to build positions in energy companies and large banks through opportunistic purchases.

Describe portfolio positioning at period end.

•

At period end, the Fund remained largely overweight relative to the Russell 1000® Value Index in consumer discretionary, particularly in the media industry and IT. Additionally, the Fund maintained slightly overweight positions in the consumer staples and materials sectors. The Fund remained significantly underweight in financials, utilities and industrials.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	FDP SERIES, INC.	NOVEMBER 30, 2011

Van Kampen Value FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. The Fund invests primarily in a portfolio of equity securities, consisting principally of common stocks.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2011

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(9.85)%	4.15%	N/A	(1.47)%	N/A	1.00%	N/A
Investor A	(9.92)	3.94	(1.52)%	(1.70)	(2.76)%	0.77	(0.08)%
Investor B	(10.24)	3.07	(1.43)	(2.49)	(2.86)	(0.01)	(0.01)
Investor C	(10.26)	3.09	2.09	(2.46)	(2.46)	0.00	0.00
Russell 1000® Value Index	(9.00)	6.17	N/A	(2.59)	N/A	1.08	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2011	9

Fund Summary as of November 30, 2011	Franklin Templeton Total Return FDP Fund

Investment Objective

Franklin Templeton Total Return FDP Fund’s (the “Fund”) investment objective is to seek to provide shareholders with high current income, consistent with preservation of capital. The Fund’s secondary objective is capital appreciation over the long-term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2011, the Fund underperformed its benchmark, the Barclays Capital US Aggregate Bond Index.

What factors influenced performance?

•

The Fund’s foreign currency exposure detracted significantly from performance during the period. Also having a negative impact was exposure to credit sectors, which underperformed US Treasuries as credit spreads widened. Holdings of commercial mortgage-backed securities (“CMBS”) also hindered returns. The Fund’s shorter duration positioning as compared to the Barclays Capital US Aggregate Bond Index detracted from relative performance, as the yield curve flattened during the period (longer-term rates fell more than shorter-term rates).

•

Contributing positively to performance was the Fund’s exposure to US Treasury securities, which rallied amid heightened uncertainty relating to the European debt crisis. The Fund’s holdings of non-US dollar-denominated bonds, including foreign sovereign debt, also performed well, largely due to strong local market performance. Exposure to higher-quality fixed income sectors had a positive impact, as did the Fund’s underweight positioning relative to the benchmark index in agency and mortgage-backed securities.

•

The Fund makes use of the dollar roll mortgage market, which requires future mortgage settlements. To meet forward liabilities, cash is held or invested in high-quality assets. The Fund’s cash allocation did not materially impact performance during the period.

Describe recent portfolio activity.

•

During the six-month period, the Fund maintained its overweight allocations to international bonds and foreign currencies as Fund management continued to find attractive valuations outside the United States. Although management has tempered its expectations for credit sectors given concerns about the European sovereign debt and banking crisis, the Fund remained overweight in corporate credits as management deemed valuations attractive on a long-term basis. The Fund decreased its allocation to municipal bonds as valuations appeared less attractive in that space.

Describe portfolio positioning at period end.

•

As of period end, the Fund was overweight relative to the Barclays Capital US Aggregate Bond Index in certain credit sectors where Fund management believes relative valuations and technical factors remain attractive for the long term. The Fund was overweight in international bonds and foreign currencies as some of the more favorable opportunities in global bond markets remain outside the United States.

The views expressed reflect the opinions of the Fund’s sub-advisor as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	FDP SERIES, INC.	NOVEMBER 30, 2011

Franklin Templeton Total Return FDP Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund invests, under normal market conditions, at least 80% of its assets in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans and futures with reference securities that are investment grade.

[3]	This unmanaged market-weighted index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.
[4]	Commencement of operations.

Performance Summary for the Period Ended November 30, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		Since Inception[6]
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.80%	(0.46)%	3.60%	N/A	5.59%	N/A	5.23%	N/A
Investor A	2.45	(0.58)	3.24	(0.89)%	5.33	4.47%	4.97	4.30%
Investor B	2.03	(0.84)	2.69	(1.31)	4.77	4.44	4.42	4.42
Investor C	1.96	(0.87)	2.66	1.66	4.74	4.74	4.39	4.39
Barclays Capital US Aggregate Bond Index	—	3.54	5.52	N/A	6.14	N/A	5.74	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on July 27, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

FDP SERIES, INC.	NOVEMBER 30, 2011	11

About Fund Performance

Shares are only available for purchase through the FDP Service.

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Investor A Shares (for all Funds except Franklin Templeton Total Return FDP Fund) incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Franklin Templeton Total Return FDP Fund incurs a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) Investor B Shares for Franklin Templeton Total Return FDP Fund are subject to a maximum CDSC of 4% declining to 0% after six years. In addition, its Investor B Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Investor B Shares of the Funds are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares (for all Funds except Franklin Templeton Total Return FDP Fund) are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Investor C Shares for Franklin Templeton Total Return FDP Fund are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, these shares for all Funds are subject to a 1.00% CDSC if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. In certain periods, the Funds’ investment advisor waived a portion of its fees. Without such waiver, the Funds’ performance would have been lower.

12	FDP SERIES, INC.	NOVEMBER 30, 2011

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on June 1, 2011 and held through November 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
MFS Research International FDP Fund	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$842.60	$6.03	$1,000.00	$1,018.45	$6.61	1.31%
Investor A	$1,000.00	$840.90	$7.18	$1,000.00	$1,017.20	$7.87	1.56%
Investor B	$1,000.00	$838.60	$10.80	$1,000.00	$1,013.25	$11.83	2.35%
Investor C	$1,000.00	$837.50	$10.66	$1,000.00	$1,013.40	$11.68	2.32%
Marsico Growth FDP Fund
Institutional	$1,000.00	$939.30	$5.48	$1,000.00	$1,019.35	$5.70	1.13%
Investor A	$1,000.00	$938.40	$6.64	$1,000.00	$1,018.15	$6.91	1.37%
Investor B	$1,000.00	$934.70	$10.54	$1,000.00	$1,014.10	$10.98	2.18%
Investor C	$1,000.00	$934.80	$10.35	$1,000.00	$1,014.30	$10.78	2.14%
Van Kampen Value FDP Fund
Institutional	$1,000.00	$901.50	$4.90	$1,000.00	$1,019.85	$5.20	1.03%
Investor A	$1,000.00	$900.80	$6.08	$1,000.00	$1,018.60	$6.46	1.28%
Investor B	$1,000.00	$897.60	$9.91	$1,000.00	$1,014.55	$10.53	2.09%
Investor C	$1,000.00	$897.40	$9.68	$1,000.00	$1,014.80	$10.28	2.04%
Franklin Templeton Total Return FDP Fund
Institutional	$1,000.00	$995.40	$3.44	$1,000.00	$1,021.55	$3.49	0.69%
Investor A	$1,000.00	$994.20	$4.69	$1,000.00	$1,020.30	$4.75	0.94%
Investor B	$1,000.00	$991.60	$7.37	$1,000.00	$1,017.60	$7.47	1.48%
Investor C	$1,000.00	$991.30	$7.57	$1,000.00	$1,017.40	$7.67	1.52%

[1]

For each class of each Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

FDP SERIES, INC.	NOVEMBER 30, 2011	13

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts and swaps as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument.

The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

14	FDP SERIES, INC.	NOVEMBER 30, 2011

Portfolio Information as of November 30, 2011

Ten Largest Holdings

MFS Research International FDP Fund	Percent of Long-Term Investments
Royal Dutch Shell Plc, Class A	3%
Nestlé SA, Registered Shares	3
Roche Holding AG	2
Bayer AG, Registered Shares	2
Westpac Banking Corp.	2
Vodafone Group Plc	2
Rio Tinto Plc	2
Danone SA	2
BP Plc	2
HSBC Holdings Plc	2

Marsico Growth FDP Fund	Percent of Long-Term Investments
TJX Cos., Inc.	4%
Monsanto Co.	4
Priceline.com, Inc.	3
Nike, Inc., Class B	3
Baidu.com, Inc. — ADR	3
Starbucks Corp.	3
Praxair, Inc.	3
Visa, Inc., Class A	3
Apple, Inc.	3
McDonald’s Corp.	3

Van Kampen Value FDP Fund	Percent of Long-Term Investments
Comcast Corp., Class A	4%
International Paper Co.	3
Pfizer, Inc.	3
Viacom, Inc., Class B	3
JPMorgan Chase & Co.	2
Microsoft Corp.	2
Citigroup, Inc.	2
Kraft Foods, Inc.	2
BP Plc — ADR	2
Halliburton Co.	2

Geographic Allocation
MFS Research International FDP Fund	Percent of Long-Term Investments
Japan	22%
United Kingdom	19
Switzerland	10
Germany	9
France	8
Australia	6
Netherlands	5
Hong Kong	4
Brazil	2
Sweden	2
United States	2
Other[1]	11

[1]	Other includes a 1% holding in each of the following countries: China, India, Czech Republic, Canada, Finland, Italy, Taiwan, Spain, Singapore, South Korea and Portugal.

FDP SERIES, INC.	NOVEMBER 30, 2011	15

Portfolio Information as of November 30, 2011 (concluded)

Sector Allocation

MFS Research International FDP Fund	Percent of Long-Term Investments
Financials	23%
Industrials	13
Consumer Staples	11
Materials	9
Energy	9
Health Care	9
Consumer Discretionary	9
Information Technology	7
Telecommunication Services	6
Utilities	4

Marsico Growth FDP Fund	Percent of Long-Term Investments
Consumer Discretionary	37%
Information Technology	22
Industrials	12
Materials	10
Energy	9
Consumer Staples	4
Health Care	4
Financials	2

Van Kampen Value FDP Fund	Percent of Long-Term Investments
Financials	18%
Consumer Discretionary	16
Health Care	13
Energy	13
Information Technology	12
Consumer Staples	10
Industrials	7
Materials	4
Telecommunication Services	4
Utilities	3

For Fund compliance purposes, each Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Composition

Franklin Templeton Total Return FDP Fund	Percent of Long-Term Investments
US Government Sponsored Agency Securities	26%
Corporate Bonds	23
US Treasury Obligations	19
Foreign Agency Obligations	15
Floating Rate Loan Interests	5
Non-Agency Mortgage-Backed Securities	4
Asset-Backed Securities	3
Taxable Municipal Bonds	3
Preferred Securities	2

Credit Quality Allocations[1]

Franklin Templeton Total Return FDP Fund	Percent of Long-Term Investments
AAA/Aaa[2]	65%
AA/Aa	3
A	12
BBB/Baa	12
BB/Ba	3
B	1
CCC/Caa	3
Not Rated	1

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service ratings.

[2]	Includes US Government Sponsored Agency Obligations and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

16	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments November 30, 2011 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.3%
Iluka Resources Ltd.	64,022	$1,033,119
National Australia Bank Ltd.	76,304	1,910,620
Newcrest Mining Ltd.	22,812	832,209
Nufarm, Ltd. (a)	131,915	666,284
QBE Insurance Group Ltd.	48,908	700,538
Westpac Banking Corp.	105,530	2,305,513
		7,448,283
Bermuda — 0.4%
Hiscox Ltd.	81,545	510,980
Brazil — 1.9%
Diagnosticos da America SA	63,100	457,107
Itau Unibanco Holdings SA — ADR	40,340	718,052
Tim Participações SA — ADR	28,041	667,656
Tractebel Energia SA	26,830	418,693
		2,261,508
Canada — 1.2%
Bankers Petroleum Ltd. (a)	59,692	297,890
Teck Resources Ltd., Class B	29,624	1,084,814
		1,382,704
China — 1.4%
China Construction Bank, Class H	877,160	621,436
China Unicom Ltd.	498,000	1,081,186
		1,702,622
Czech Republic — 1.2%
CEZ AS	19,869	784,445
Komercni Banka AS	4,164	688,345
		1,472,790
Finland — 1.2%
Fortum Oyj	40,207	924,973
Outotec Oyj	9,680	441,157
		1,366,130
France — 8.1%
BNP Paribas SA	29,210	1,162,793
Danone SA	32,098	2,119,189
Dassault Systemes SA	12,212	999,905
Legrand Promesses	11,053	357,775
LVMH Moët Hennessy Louis Vuitton SA	7,381	1,162,154
Publicis Groupe	18,465	882,041
Sanofi-Aventis	13,839	967,982
Schneider Electric SA	22,726	1,292,289
Technip SA	6,830	650,744
		9,594,872

Common Stocks	Shares	Value
Germany — 8.5%
Bayer AG, Registered Shares	35,371	$2,327,451
Bayerische Motoren Werke AG	18,829	1,427,370
Deutsche Boerse AG (a)	11,144	683,753
GSW Immobilien AG (a)	11,327	362,379
Linde AG	13,100	2,018,851
Rhoen-Klinikum AG	39,079	740,009
Siemens AG	20,489	2,073,469
Symrise AG	16,006	432,296
		10,065,578
Hong Kong — 3.5%
AIA Group Ltd.	363,000	1,140,942
Hang Lung Properties, Ltd.	248,000	752,385
Hutchison Whampoa Ltd.	70,000	613,852
Li & Fung, Ltd.	344,000	714,730
Sands China, Ltd. (a)	260,400	775,659
Sinotruk Hong Kong, Ltd.	408,000	212,674
		4,210,242
India — 1.3%
HDFC Bank Ltd. — ADR	14,710	406,879
ICICI Bank Ltd.	23,854	337,447
Reliance Industries Ltd.	45,861	698,526
Steel Authority of India	91,243	143,221
		1,586,073
Italy — 0.9%
Telecom Italia SpA	277,537	314,206
Telecom Italia SpA (Non-Convertible Savings Shares)	779,157	761,322
		1,075,528
Japan — 21.5%
Aeon Credit Service Co., Ltd.	51,700	793,304
Canon, Inc.	31,400	1,408,673
Chugoku Marine Paints, Ltd.	48,000	324,268
Denso Corp.	33,600	962,425
East Japan Railway Co.	12,100	741,134
GLORY Ltd.	43,400	919,635
Honda Motor Co., Ltd.	36,600	1,161,477
Inpex Corp.	265	1,788,982
Japan Tobacco, Inc.	272	1,305,263
JGC Corp.	57,000	1,436,578
KDDI Corp.	180	1,192,643
Konica Minolta Holdings, Inc.	108,500	820,496
Lawson, Inc.	21,500	1,273,287
Miraca Holdings, Inc.	35,400	1,359,385
Mitsubishi Corp.	46,100	953,044
Mitsubishi UFJ Financial Group, Inc.	261,400	1,144,936

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BHAC	Berkshire Hathaway Assurance Corp.
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	17

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Nippon Paint Co., Ltd.	51,000	$365,625
Nippon Television Network Corp.	6,040	821,441
Nomura Research Institute Ltd.	28,500	628,887
Santen Pharmaceutical Co., Ltd.	33,100	1,248,614
Sony Financial Holdings, Inc.	24,600	406,877
Sumitomo Metal Industries Ltd.	155,000	273,337
Sumitomo Mitsui Financial Group, Inc.	60,900	1,693,914
Tokyo Gas Co., Ltd.	239,000	1,025,198
Yamato Transport Co., Ltd.	95,100	1,527,152
		25,576,575
Mexico — 0.4%
Kimberly-Clark de Mexico, SA de CV	90,250	475,880
Netherlands — 5.4%
Akzo Nobel NV	35,033	1,772,782
ASML Holding NV	11,142	439,879
Heineken NV	36,472	1,708,153
ING Groep NV CVA (a)	159,305	1,242,447
Koninklijke KPN NV	82,672	1,011,826
SNS Reaal (a)	99,801	222,813
		6,397,900
Portugal — 0.5%
Energias de Portugal SA	172,165	551,800
Singapore — 0.7%
Keppel Corp., Ltd.	89,400	664,095
United Overseas Bank, Ltd.	13,000	157,620
		821,715
South Korea — 0.5%
Samsung Electronics Co., Ltd.	645	587,027
Spain — 0.8%
Inditex SA	11,046	939,275
Sweden — 1.8%
Hennes & Mauritz AB, B Shares	24,950	792,662
Telefonaktiebolaget LM Ericsson	124,500	1,328,191
		2,120,853
Switzerland — 10.0%
Credit Suisse Group AG (a)	32,802	791,694
Julius Baer Group Ltd. (a)	20,966	750,766
Nestlé SA, Registered Shares	60,092	3,372,527
Roche Holding AG	16,869	2,683,422
Schindler Holding AG	11,693	1,405,815
Sonova Holding AG, Registered Shares (a)	6,370	667,924
Swiss Reinsurance Co., Registered Shares (a)	33,498	1,772,095
Synthes, Inc. (b)	2,778	459,673
		11,903,916
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	383,439	961,285
Thailand — 0.2%
Siam Commercial Bank PCL	66,800	232,525
United Kingdom — 18.8%
AMEC Plc	42,590	582,840
Amlin Plc	34,652	183,003
Barclays Plc	290,332	836,366
BG Group Plc	53,008	1,136,960
BP Plc	291,829	2,113,529

Common Stocks	Shares	Value
United Kingdom (concluded)
Cairn Energy Plc (a)	78,043	$335,507
Compass Group Plc	50,590	469,180
GKN Plc	197,797	607,595
HSBC Holdings Plc	267,512	2,086,714
International Power Plc	144,817	765,295
Reckitt Benckiser Group Plc	25,981	1,318,088
Rio Tinto Plc, Registered Shares	40,680	2,141,624
Rolls-Royce Holdings Plc (a)	85,611	984,055
Rolls-Royce Holdings Plc, Class C (a)	5,974,848	9,374
Royal Dutch Shell Plc, Class A	99,576	3,482,630
Standard Chartered Plc	82,347	1,792,760
Tesco Plc	186,946	1,193,578
Vodafone Group Plc	847,018	2,292,968
		22,332,066
United States — 1.5%
Cognizant Technology Solutions Corp. (a)	9,650	649,928
Joy Global, Inc.	12,780	1,166,558
		1,816,486
Total Long-Term Investments (Cost — $109,526,723) — 98.8%		117,394,613

Short-Term Securities	Par (000)
Time Deposits — 1.2%
Japan — 0.0%
Citibank, New York, 0.01%, 12/01/11	JPY	2,429	31,315
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.01%, 12/01/11	CHF	6	6,638
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.10%, 12/01/11	GBP	1	1,034
United States — 1.2%
Brown Brothers Harriman & Co., 0.01%, 12/01/11	USD	1,435	1,435,495
Total Short-Term Securities (Cost — $1,474,752) — 1.2%			1,474,482
Total Investments (Cost — $111,001,475*) — 100.0%			118,869,095
Liabilities in Excess of Other Assets — 0.0%			(18,200)
Net Assets — 100.0%			$118,850,895

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$114,506,592
	Gross unrealized appreciation	$13,468,230
	Gross unrealized depreciation	(9,105,727)
	Net unrealized appreciation	$4,362,503

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

18	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (concluded)	MFS Research International FDP Fund

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	592,251	USD	590,350	ANZ Securities Limited (Melbourne)	12/01/11	$18,721
JPY	36,749,918	USD	471,256	Sumitomo Bank Ltd.	12/01/11	2,569
THB	6,540,138	USD	208,950	Brown Brothers Harriman & Co.	12/01/11	871
USD	131,635	EUR	98,763	Bank of America Securities LLC	12/01/11	(1,073)
USD	118,834	EUR	89,168	HSBC Securities	12/01/11	(981)
USD	132,051	GBP	85,140	Barclays Bank Plc	12/01/11	(1,526)
USD	2,472	JPY	193,440	Brown Brothers Harriman & Co.	12/01/11	(22)
USD	126,189	KRW	143,800,695	Brown Brothers Harriman & Co.	12/01/11	346
AUD	190,490	USD	190,602	ANZ Securities Limited (Melbourne)	12/02/11	5,298
JPY	10,728,884	USD	137,676	Bank of America Securities LLC	12/02/11	654
THB	400,710	USD	12,829	Brown Brothers Harriman & Co.	12/02/11	27
USD	14,293	CAD	14,747	UBS AG	12/02/11	(165)
USD	123,248	CHF	113,411	Bank of New York	12/02/11	(889)
USD	13,654	CZK	261,637	Barclays Bank Plc	12/02/11	(201)
USD	211,709	EUR	158,858	HSBC Securities	12/02/11	(1,748)
USD	247,422	GBP	158,484	Barclays Bank Plc	12/02/11	(1,224)
USD	60,411	HKD	470,167	UBS AG	12/02/11	(109)
USD	28,658	JPY	2,235,348	Brown Brothers Harriman & Co.	12/02/11	(162)
USD	2,647	KRW	2,986,500	Brown Brothers Harriman & Co.	12/02/11	34
USD	5,229	MXN	72,156	CHASE	12/02/11	(62)
USD	22,225	SEK	153,089	UBS AG	12/02/11	(398)
AUD	186,962	USD	191,921	Citibank NA	12/05/11	350
JPY	7,063,449	USD	91,175	Bank of Tokyo Mitsubishi	12/05/11	(104)
USD	96,273	JPY	7,463,780	Barclays Bank Plc	12/05/11	41
USD	19,007	SGD	24,406	Bankers Trust International (Milan)	12/05/11	(35)
Total						$20,212

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$7,448,283	—	$7,448,283
Bermuda	—	510,980	—	510,980
Brazil	$2,261,508	—	—	2,261,508
Canada	1,382,704	—	—	1,382,704
China	—	1,702,622	—	1,702,622
Czech Republic	—	1,472,790	—	1,472,790
Finland	—	1,366,130	—	1,366,130
France	—	9,594,872	—	9,594,872
Germany	—	10,065,578	—	10,065,578
Hong Kong	—	4,210,242	—	4,210,242
India	406,879	1,179,194	—	1,586,073
Italy	—	1,075,528	—	1,075,528
Japan	—	25,576,575	—	25,576,575
Mexico	475,880	—	—	475,880
Netherlands	1,708,153	4,689,747	—	6,397,900
Portugal	—	551,800	—	551,800
Singapore	—	821,715	—	821,715
South Korea	—	587,027	—	587,027
Spain	—	939,275	—	939,275
Sweden	—	2,120,853	—	2,120,853
Switzerland	—	11,903,916	—	11,903,916
Taiwan	—	961,285	—	961,285
Thailand	232,525	—	—	232,525
United Kingdom	—	22,332,066	—	22,332,066
United States	1,816,486	—	—	1,816,486
Short-Term Securities:
Time Deposits	—	1,474,482	—	1,474,482
Total	$8,284,135	$110,584,960	—	$118,869,095

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$28,911	—	$28,911
Liabilities:
Foreign currency exchange contracts	—	(8,699)	—	(8,699)
Total	—	$20,212	—	$20,212

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	19

Schedule of Investments November 30, 2011 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Precision Castparts Corp.	15,337	$2,526,771
Biotechnology — 2.6%
Biogen Idec, Inc. (a)	23,625	2,715,694
Chemicals — 9.4%
The Dow Chemical Co.	49,846	1,381,233
Monsanto Co.	49,159	3,610,728
PPG Industries, Inc.	19,453	1,707,001
Praxair, Inc.	32,231	3,287,562
		9,986,524
Commercial Banks — 1.7%
U.S. Bancorp	69,894	1,811,653
Communications Equipment — 1.6%
QUALCOMM, Inc.	30,093	1,649,096
Computers & Peripherals — 3.0%
Apple, Inc. (a)	8,297	3,171,113
Distributors — 0.8%
Li & Fung, Ltd.	422,000	876,790
Diversified Consumer Services — 0.4%
Sotheby’s, Class A	14,633	459,623
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	14,705	1,103,316
Energy Equipment & Services — 4.2%
Halliburton Co.	72,991	2,686,069
National Oilwell Varco, Inc.	24,412	1,750,340
		4,436,409
Food Products — 1.6%
Mead Johnson Nutrition Co.	22,126	1,667,415
Hotels, Restaurants & Leisure — 10.8%
McDonald’s Corp.	32,770	3,130,190
Starbucks Corp.	76,112	3,309,350
Wynn Resorts Ltd.	19,074	2,299,562
Yum! Brands, Inc.	49,059	2,749,266
		11,488,368
Internet & Catalog Retail — 5.6%
Amazon.com, Inc. (a)	13,450	2,586,301
Priceline.com, Inc. (a)	6,982	3,392,484
		5,978,785
Internet Software & Services — 6.2%
Baidu.com, Inc. — ADR (a)	25,396	3,326,622
Google, Inc., Class A (a)	4,388	2,630,123
Youku.com, Inc. — ADR (a)	34,334	670,543
		6,627,288
IT Services — 5.2%
Accenture Plc, Class A	36,085	2,090,404
Cognizant Technology Solutions Corp., Class A (a)	2,398	161,505
Visa, Inc., Class A	33,184	3,217,853
		5,469,762
Machinery — 4.7%
Cummins, Inc.	15,299	1,473,753
Danaher Corp.	39,175	1,895,286
Eaton Corp.	36,524	1,640,293
		5,009,332
Media — 3.2%
British Sky Broadcasting Group Plc	84,150	1,013,262
Time Warner, Inc.	70,014	2,437,888
		3,451,150

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	10,479	$851,628
Continental Resources, Inc. (a)	6,246	440,905
Occidental Petroleum Corp.	27,803	2,749,717
		4,042,250
Personal Products — 2.2%
The Estée Lauder Cos., Inc., Class A	19,561	2,307,807
Pharmaceuticals — 1.1%
Allergan, Inc.	10,986	919,748
Bristol-Myers Squibb Co.	8,432	275,895
		1,195,643
Road & Rail — 2.5%
Union Pacific Corp.	25,838	2,671,908
Software — 5.3%
Check Point Software Technologies Ltd. (a)	18,450	1,021,023
Oracle Corp.	78,045	2,446,711
Red Hat, Inc. (a)	22,988	1,151,239
Salesforce.com, Inc. (a)	8,399	994,609
		5,613,582
Specialty Retail — 6.9%
AutoZone, Inc. (a)	1,318	432,805
O’Reilly Automotive, Inc. (a)	17,166	1,325,902
Tiffany & Co.	16,280	1,091,411
TJX Cos., Inc.	72,055	4,445,793
		7,295,911
Textiles, Apparel & Luxury Goods — 7.6%
Cie Financiere Richemont SA — ADR	496,361	2,680,349
Coach, Inc.	28,823	1,804,032
Lululemon Athletica, Inc. (a)	3,726	185,182
Nike, Inc., Class B	34,855	3,352,354
		8,021,917
Transportation Infrastructure — 0.8%
Hutchison Port Holdings Trust	1,456,000	887,978
Total Common Stocks — 94.6%		100,466,085

Preferred Stocks
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.00%	17,400	486,678
Total Preferred Stocks — 0.5%		486,678
Total Long-Term Investments (Cost — $78,043,625) — 95.1%		100,952,763

Short-Term Securities	Par (000)
Time Deposits — 4.5%
United States — 4.5%
Brown Brothers Harriman & Co., 0.01%, 12/01/11	$4,819	4,819,130
Total Short-Term Securities (Cost — $4,819,130) — 4.5%		4,819,130
Total Investments (Cost — $82,862,755*) — 99.6%		105,771,893
Other Assets Less Liabilities — 0.4%		383,476
Net Assets — 100.0%		$106,155,369

See Notes to Financial Statements.

20	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (concluded)	Marsico Growth FDP Fund

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,257,966
Gross unrealized appreciation	$23,887,461
Gross unrealized depreciation	(2,373,534)
Net unrealized appreciation	$21,513,927

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund ‘s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,526,771	—	—	$2,526,771
Biotechnology	2,715,694	—	—	2,715,694
Chemicals	9,986,524	—	—	9,986,524
Commercial Banks	1,811,653	—	—	1,811,653
Communications Equipment	1,649,096	—	—	1,649,096
Computers & Peripherals	3,171,113	—	—	3,171,113
Distributors	—	$876,790	—	876,790
Diversified Consumer Services	459,623	—	—	459,623
Electrical Equipment	1,103,316	—	—	1,103,316
Energy Equipment & Services	4,436,409	—	—	4,436,409
Food Products	1,667,415	—	—	1,667,415
Hotels, Restaurants & Leisure	11,488,368	—	—	11,488,368
Internet & Catalog Retail	5,978,785	—	—	5,978,785
Internet Software & Services	6,627,288	—	—	6,627,288
IT Services	5,469,762	—	—	5,469,762
Machinery	5,009,332	—	—	5,009,332
Media	2,437,888	1,013,262	—	3,451,150
Oil, Gas & Consumable Fuels	4,042,250	—	—	4,042,250
Personal Products	2,307,807	—	—	2,307,807
Pharmaceuticals	1,195,643	—	—	1,195,643
Road & Rail	2,671,908	—	—	2,671,908
Software	5,613,582	—	—	5,613,582
Specialty Retail	7,295,911	—	—	7,295,911
Textiles, Apparel & Luxury Goods	8,021,917	—	—	8,021,917
Transportation Infrastructure	887,978	—	—	887,978
Preferred Stocks:
Commercial Banks	486,678	—	—	486,678
Short-Term Securities	—	4,819,130	—	4,819,130
Total	$99,062,711	$6,709,182	—	$105,771,893

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	21

Schedule of Investments November 30, 2011 (Unaudited)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
Honeywell International, Inc.	28,385	$1,537,048
Textron, Inc.	47,796	928,676
		2,465,724
Automobiles — 1.3%
General Motors Co. (a)	62,446	1,329,475
Beverages — 1.2%
The Coca-Cola Co.	11,057	743,362
PepsiCo, Inc.	7,653	489,792
		1,233,154
Capital Markets — 3.6%
The Bank of New York Mellon Corp.	77,501	1,508,170
The Goldman Sachs Group, Inc.	8,597	824,108
Morgan Stanley	54,156	800,967
State Street Corp.	12,006	476,038
		3,609,283
Commercial Banks — 3.2%
Fifth Third Bancorp	64,127	775,295
The PNC Financial Services Group, Inc. (b)	500	27,105
U.S. Bancorp	26,098	676,460
Wells Fargo & Co.	66,454	1,718,501
		3,197,361
Communications Equipment — 1.1%
Cisco Systems, Inc.	57,624	1,074,111
Computers & Peripherals — 3.0%
Dell, Inc. (a)	68,951	1,086,668
Hewlett-Packard Co.	68,945	1,927,012
		3,013,680
Diversified Financial Services — 5.6%
Bank of America Corp.	149,062	810,897
Citigroup, Inc.	84,543	2,323,242
JPMorgan Chase & Co.	78,703	2,437,432
		5,571,571
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	47,527	1,377,332
Verizon Communications, Inc.	43,957	1,658,498
		3,035,830
Electric Utilities — 3.0%
FirstEnergy Corp.	27,538	1,224,615
PPL Corp.	60,236	1,808,285
		3,032,900
Electrical Equipment — 0.8%
Emerson Electric Co.	15,836	827,431
Energy Equipment & Services — 4.2%
Halliburton Co.	58,642	2,158,026
Noble Corp. (a)	15,832	546,679
Weatherford International Ltd. (a)	98,558	1,494,139
		4,198,844
Food & Staples Retailing — 3.2%
CVS Caremark Corp.	50,352	1,955,672
Wal-Mart Stores, Inc.	20,436	1,203,680
		3,159,352
Food Products — 4.4%
Kraft Foods, Inc.	63,912	2,310,419
Unilever NV — ADR	59,883	2,042,609
		4,353,028

Common Stocks	Shares	Value
Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	23,839	$1,012,204
UnitedHealth Group, Inc.	37,842	1,845,554
WellPoint, Inc.	13,580	958,069
		3,815,827
Household Products — 0.4%
The Procter & Gamble Co.	6,116	394,910
Industrial Conglomerates — 1.3%
General Electric Co.	83,626	1,330,490
Insurance — 5.5%
Aflac, Inc.	8,834	383,749
The Allstate Corp.	80,311	2,151,532
Chubb Corp.	8,282	558,538
MetLife, Inc.	35,409	1,114,675
The Travelers Cos., Inc.	22,722	1,278,113
		5,486,607
Internet Software & Services — 3.7%
eBay, Inc. (a)	67,687	2,002,858
Yahoo! Inc. (a)	108,621	1,706,436
		3,709,294
IT Services — 0.2%
The Western Union Co.	8,771	152,966
Machinery — 1.8%
Ingersoll-Rand Plc	55,292	1,831,271
Media — 11.1%
Comcast Corp., Class A	173,081	3,923,746
News Corp., Class B	93,348	1,666,262
Time Warner Cable, Inc.	27,852	1,684,489
Time Warner, Inc.	36,640	1,275,805
Viacom, Inc., Class B	57,390	2,568,776
		11,119,078
Metals & Mining — 1.0%
Alcoa, Inc.	98,399	985,958
Multi-Utilities — 0.0%
Sempra Energy	675	35,903
Multiline Retail — 1.1%
Macy’s, Inc.	11,567	373,961
Target Corp.	14,395	758,617
		1,132,578
Oil, Gas & Consumable Fuels — 8.3%
BP Plc — ADR	50,319	2,191,393
Chesapeake Energy Corp.	27,809	704,680
Chevron Corp.	19,977	2,054,035
Murphy Oil Corp.	21,699	1,213,408
Royal Dutch Shell Plc — ADR	29,844	2,089,080
		8,252,596
Paper & Forest Products — 3.1%
International Paper Co.	109,402	3,107,017
Personal Products — 0.3%
Avon Products, Inc.	18,678	317,526
Pharmaceuticals — 9.0%
Abbott Laboratories	8,963	488,932
Bristol-Myers Squibb Co.	63,920	2,091,462
GlaxoSmithKline Plc — ADR	25,570	1,137,354
Merck & Co., Inc.	49,977	1,786,678
Pfizer, Inc.	132,130	2,651,849
Roche Holding AG — ADR	20,651	820,051
		8,976,326

See Notes to Financial Statements.

22	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (concluded)	Van Kampen Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	32,014	$797,469
KLA-Tencor Corp.	8,060	371,566
		1,169,035
Software — 2.3%
Microsoft Corp.	90,945	2,326,373
Specialty Retail — 2.6%
Home Depot, Inc.	18,355	719,883
Lowe’s Cos., Inc.	42,392	1,017,832
Staples, Inc.	57,107	822,912
		2,560,627
Wireless Telecommunication Services — 1.1%
Vodafone Group Plc — ADR	39,146	1,062,814
Total Long-Term Investments (Cost — $91,223,070) — 98.0%		97,868,940

Short-Term Securities	Par (000)	Value
Time Deposits — 1.8%
United States — 1.8%
Wells Fargo & Co., 0.01%, 12/01/11	$1,852	$1,851,555
Total Short-Term Securities (Cost — $1,851,555) — 1.8%		1,851,555
Total Investments (Cost — $93,074,625*) — 99.8%		99,720,495
Other Assets Less Liabilities — 0.2%		187,712
Net Assets — 100.0%		$99,908,207

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$94,782,626
Gross unrealized appreciation	$15,416,919
Gross unrealized depreciation	(10,479,050)
Net unrealized appreciation	$4,937,869

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Shares Purchased	Shares Sold	Shares Held at November 30, 2011	Value at November 30, 2011	Realized Gain (Loss)	Income
The PNC Financial Services Group, Inc.	500	—	—	500	$27,105	—	$350

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$97,868,940	—	—	$97,868,940
Short-Term Securities	—	$1,851,555	—	1,851,555
Total	$97,868,940	$1,851,555	—	$99,720,495

[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	23

Schedule of Investments November 30, 2011 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.49%, 11/25/35	USD	232	$223,074
BA Credit Card Trust, Series 2008-A7, Class A7, 0.95%, 12/15/14		1,000	1,003,890
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.76%, 2/25/35		270	196,694
Chase Issuance Trust, Series 2007-A9, Class A9, 0.28%, 6/16/14		2,200	2,199,120
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		358	350,701
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36		700	371,618
Discover Card Master Trust, Series 2009-A1, Class A1, 1.55%, 12/15/14		1,000	1,006,963
Morgan Stanley Capital, Inc.:
Series 2003-HE1, Class M1, 1.46%, 5/25/33		326	246,476
Series 2005-WMC1, Class M2, 0.99%, 1.25/35		150	119,744
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.52%, 10/25/35		130	121,970
Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.53%, 5/25/31 (b)		451	202,170
Total Asset-Backed Securities — 3.8%			6,042,420

Common Stocks (c)	Shares
Automobiles — 0.0%
General Motors Co.		661	14,073
Media — 0.0%
Dex One Corp.		2,135	2,797
Total Common Stocks — 0.0%			16,870

Corporate Bonds	Par (000)
Auto Components — 0.1%
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	USD	200	211,000
Biotechnology — 0.5%
Gilead Sciences, Inc., 4.50%, 4/01/21		800	813,985
Capital Markets — 2.4%
Credit Suisse:
2.20%, 1/14/14		500	492,502
4.38%, 8/05/20		500	482,641
The Goldman Sachs Group, Inc.:
5.25%, 7/27/21		500	461,760
6.75%, 10/01/37		500	444,872
KKR Group Finance Co., 6.38%, 9/29/20 (b)		200	205,469
Lazard Group LLC, 6.85%, 6/15/17		500	524,419
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	662,452
Morgan Stanley:
6.00%, 4/28/15		300	291,886
5.50%, 1/26/20		100	88,133
5.50%, 7/28/21		300	261,717
			3,915,851

Corporate Bonds	Par (000)		Value
Chemicals — 0.3%
Ineos Finance Plc, 9.00%, 5/15/15 (b)	USD	100	$100,750
Ineos Group Holdings Plc, 7.88%, 2/15/16 (b)		75	70,796
RPM International, Inc., 6.25%, 12/15/13		50	53,455
RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	223,902
			448,903
Commercial Banks — 2.1%
Banco do Brasil SA, 5.88%, 1/26/22 (b)		1,000	985,000
CIT Group, Inc., 7.00%, 5/01/17 (b)		200	197,000
Discover Bank, 8.70%, 11/18/19		400	446,854
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)		200	197,500
HSBC Finance Corp., 6.68%, 1/15/21		300	296,077
HSBC Holdings Plc, 6.50%, 9/15/37		400	381,161
HSBK Europe BV, 7.25%, 5/03/17		400	394,000
Regions Financial Corp., 7.75%, 11/10/14		200	202,500
SVB Financial Group, 5.38%, 9/15/20		300	303,216
			3,403,308
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	278,031
Computers & Peripherals — 0.3%
Hewlett-Packard Co., 4.30%, 6/01/21		500	508,581
Construction Materials — 0.1%
Cemex, SAB de C.V. (b):
3.25%, 3/15/16		125	70,469
3.75%, 3/15/18 (d)		125	70,781
			141,250
Consumer Finance — 0.6%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	656,512
Ford Motor Credit Co. LLC:
5.00%, 5/15/18	USD	150	147,485
8.13%, 1/15/20		100	116,484
			920,481
Diversified Financial Services — 2.5%
Ally Financial, Inc.:
6.88%, 8/28/12		200	202,000
8.00%, 12/31/18		50	46,375
7.50%, 9/15/20		100	96,625
Bank of America Corp., 5.63%, 10/14/16		1,200	1,109,350
Citigroup, Inc., 5.00%, 9/15/14		400	400,195
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	554,669
JPMorgan Chase & Co.:
1.22%, 1/24/14 (a)		500	493,661
4.25%, 10/15/20		700	683,794
Moody’s Corp., 5.50%, 9/01/20		400	435,544
			4,022,213
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc., 6.45%, 6/15/21		600	578,523
Frontier Communications Corp.:
8.25%, 4/15/17		100	97,375
8.50%, 4/15/20		100	95,000
Intelsat Jackson Holdings SA:
11.25%, 6/15/16		50	52,000
7.50%, 4/01/21 (b)		100	95,000
Telecom Italia Capital SA:
4.95%, 9/30/14		250	231,724
7.00%, 6/04/18		500	453,397
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	116,767
			1,719,786

See Notes to Financial Statements.

24	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 0.1%
Georgia Power Co., 5.40%, 6/01/40	USD	100	$117,199
Energy Equipment & Services — 0.5%
Cie Générale de Géophysique — Veritas, 6.50%, 6/01/21 (b)		100	93,500
Weatherford International Ltd., 7.00%, 3/15/38		600	663,282
			756,782
Food & Staples Retailing — 0.9%
CVS Caremark Corp., 5.75%, 6/01/17		300	346,487
The Kroger Co., 6.15%, 1/15/20		500	599,875
Rite Aid Corp.:
9.75%, 6/12/16		100	108,750
8.00%, 8/15/20		100	108,000
Woolworths Ltd., 4.00%, 9/22/20 (b)		300	309,500
			1,472,612
Food Products — 2.2%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	313,425
5.10%, 7/15/15		400	415,268
Corn Products International, Inc., 4.63%, 11/01/20		300	318,076
Dean Foods Co., 9.75%, 12/15/18		100	105,000
The JM Smucker Co., 3.50%, 10/15/21		1,000	996,668
Kraft Foods, Inc., 5.38%, 2/10/20		800	888,431
Pinnacle Foods Finance LLC, 8.25%, 9/01/17		100	101,750
Sigma Alimentos SA de C.V., 5.63%, 4/14/18 (b)		200	202,000
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	203,838
			3,544,456
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	604,101
Health Care Providers & Services — 1.1%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	815,839
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	924,544
			1,740,383
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		300	312,000
MGM Mirage, 6.63%, 7/15/15		100	94,500
			406,500
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		100	37,000
11.50%, 10/01/20 (b)		100	83,000
15.00%, 4/01/21		100	59,000
			179,000
Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33), Ltd., 7.45%, 11/24/33 (b)		50	65,481
Insurance — 0.4%
Aflac, Inc., 8.50%, 5/15/19		100	120,562
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	324,986
Willis Group Holdings Plc, 5.75%, 3/15/21		200	207,401
			652,949

Corporate Bonds	Par (000)		Value
IT Services — 0.2%
VeriFone Holdings, Inc., 1.38%, 6/15/12 (b)(d)	USD	285	$317,775
Media — 1.6%
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	165,000
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	201,480
Myriad International Holding BV, 6.38%, 7/28/17 (b)		100	107,000
News America, Inc., 7.25%, 5/18/18		400	479,571
Time Warner, Inc., 6.10%, 7/15/40		200	217,428
Time Warner Cable, Inc., 6.75%, 7/01/18		700	813,774
Viacom, Inc., 3.50%, 4/01/17		500	512,099
			2,496,352
Metals & Mining — 1.0%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		200	195,489
Rio Tinto Finance USA Ltd., 4.13%, 5/20/21		1,000	1,040,128
Teck Resources Ltd., 4.50%, 1/15/21		300	306,515
			1,542,132
Multi-Utilities — 0.8%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	349,922
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	228,310
Dominion Resources, Inc., 8.88%, 1/15/19		600	782,910
			1,361,142
Oil, Gas & Consumable Fuels — 3.0%
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	582,145
Chesapeake Energy Corp., 6.63%, 8/15/20		200	207,000
CNPC HK Overseas Capital, Ltd., 5.95%, 4/28/41 (b)		200	213,232
Energy Transfer Equity LP, 7.50%, 10/15/20		100	103,500
ENI SpA, 4.15%, 10/01/20 (b)		300	290,962
Enogex LLC, 6.25%, 3/15/20 (b)		400	454,708
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	109,156
7.03%, 1/15/68 (a)		200	206,750
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	521,875
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		200	204,000
Plains Exploration & Production Co., 6.63%, 5/01/21		200	202,000
SandRidge Energy, Inc., 8.75%, 1/15/20		100	98,000
Valero Energy Corp., 9.38%, 3/15/19		800	993,534
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	634,778
			4,821,640
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (c)(e)		100	69,750
Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20		100	109,052
ERP Operating LP, 5.75%, 6/15/17		500	542,899
HCP, Inc., 6.70%, 1/30/18		500	541,477
KimCo Realty Corp., 6.88%, 10/01/19		200	225,808
			1,419,236

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	25

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)			Value
Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	100		$98,500
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (b)		75		78,188
10.75%, 8/01/20		134		137,350
				215,538
Tobacco — 0.7%
Altria Group, Inc., 9.70%, 11/10/18		500		654,699
Reynolds American, Inc., 7.63%, 6/01/16		350		416,635
				1,071,334
Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (b)		380		343,900
Total Corporate Bonds — 24.7%				39,680,151

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.1%
TransDigm, Inc., Term Loan B, 4.00%, 2/14/17		245		242,932
Building Products — 0.1%
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		152		151,053
Chemicals — 0.3%
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		128		128,481
Nalco Co., Term Loan B-1, 4.50%, 10/05/17		128		127,283
Rockwood Specialties Group, Inc., Term Loan, 3.50%, 2/10/18		174		174,182
				429,946
Commercial Services & Supplies — 0.5%
Adesa, Inc. (KAR Auction Services, Inc.), Term Loan B, 5.00%, 5/19/17		280		276,409
ARAMARK Corp.:
Extended Synthetic LC, 1.96%, 1/26/14		—	(f)	120
Extended Synthetic LC, 3.34%, 7/26/16		14		14,094
Extended Term Loan B, 3.62%, 7/26/16		220		214,302
Term Loan B, 2.24%, 1/27/14		2		1,489
Interactive Data Corp., Term Loan B, 4.50%, 2/11/18		242		236,974
				743,388
Consumer Finance — 0.1%
MoneyGram Payment Systems, Inc.:
Term B-1 Loan, 4.50%, 11/18/17		24		23,520
Term Loan, 4.50%, 11/18/17		85		83,380
Containers & Packaging — 0.3%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		150		147,336
Tranche C Term Loan, 6.50%, 8/09/18		269		264,149
				411,485

Floating Rate Loan Interests (a)	Par (000)		Value
Diversified Financial Services — 0.2%
MSCI, Inc., Term Loan B-1, 3.75%, 3/09/17	USD	111	$110,786
TransUnion LLC, Term Loan, 4.75%, 2/10/18		198	197,428
			308,214
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		474	467,592
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., Initial Loan, 7.00%, 9/30/18		181	180,194
SUPERVALU, Inc., Extended Term Loan B-2, 3.51%, 10/05/15		27	25,791
			205,985
Food Products — 0.2%
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		433	408,822
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc.:
Delayed Draw Term Loan, 3.51%, 4/28/15		61	59,716
Parent Term Loan, 3.52%, 4/28/15		250	245,015
Kinetic Concepts, Inc., Term B-2 Loan, 6.50%, 11/04/16		104	104,890
			409,621
Health Care Providers & Services — 0.8%
Community Health Systems, Inc., Extended Term Loan, 3.76% – 4.02%, 1/25/17		452	435,769
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		156	154,861
HCA, Inc.:
Term Loan B-1, 2.62%, 11/18/13		50	49,047
Tranche B-2 Term Loan, 3.62%, 3/31/17		392	371,681
Universal Health Services, New Tranche B Term Loan, 3.75%, 11/15/16		335	333,050
			1,344,408
Hotels, Restaurants & Leisure — 0.4%
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/14/18		143	142,488
Burger King Holdings, Inc., Tranche B Term Loan, 4.50%, 10/19/16		464	458,389
DineEquity, Inc., Term B-1 Loan, 4.25%, 10/19/17		103	101,462
			702,339
IT Services — 0.2%
Fidelity National Information Services, Inc., Term Loan B, 5.25%, 7/18/16		135	135,655
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.93% – 4.06%, 2/28/16		130	126,859
			262,514

See Notes to Financial Statements.

26	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Machinery — 0.3%
Colfax Corp., Term Loan B, 4.75%, 1/01/19	USD	73	$72,468
RBS Global, Inc. (Rexnord), Tranche B-1 Term B Loan, 2.81% – 2.94%, 7/22/13		213	208,977
Terex Corp., Tranche B-1 Term Loan, 5.50%, 4/28/17		115	114,752
Tomkins LLC and Tomkins, Inc., Term Loan B-1, 4.25%, 9/29/16		128	127,366
			523,563
Media — 0.4%
Cinemark USA, Inc., Extended Term Loan, 3.50%, 4/30/16		100	98,674
CSC Holdings, Inc. (Cablevision):
Incremental Term Loan B-2, 2.01%, 3/29/16		59	57,284
Incremental Term Loan B-3, 2.01%, 3/29/16		54	53,631
Regal Cinemas, Inc., Term Loan, 3.37%, 8/23/17		150	147,690
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17		148	147,013
UPC Financing Partnership, Term Loan T, 3.87%, 12/31/16		82	79,460
			583,752
Metals & Mining — 0.2%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		185	182,195
Walter Energy, Inc., Term Loan B, 4.00%, 4/01/18		127	124,108
			306,303
Paper & Forest Products — 0.1%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		181	181,488
Pharmaceuticals — 0.2%
Warner Chilcott Co. LLC:
Term Loan B-1, 4.25%, 3/15/18		128	125,542
Term Loan B-2, 4.25%, 3/15/18		64	62,771
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18		88	86,310
			274,623
Road & Rail — 0.2%
The Hertz Corp.:
Credit Linked Deposit, 3.75%, 3/11/18		82	76,279
Tranche B Term Loan, 3.75%, 3/11/18		199	196,574
			272,853
Textiles, Apparel & Luxury Goods — 0.3%
Visant Corp., Term Loan B, 5.25%, 12/22/16		516	485,459
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18		94	93,111
Total Floating Rate Loan Interests — 5.6%			8,916,351

Foreign Agency Obligations	Par (000)			Value
Argentina Bonos, 0.44%, 8/03/12 (a)	USD	45		$43,027
Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		1,004,212
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800	(g)	1,486,611
Export-Import Bank of Korea, 8.13%, 1/21/14	USD	195		216,277
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		37,414
Ireland Government Bond:
4.00%, 1/15/14		150		180,093
4.60%, 4/18/16		38		42,674
4.50%, 10/18/18		34		34,264
4.40%, 6/18/19		60		60,668
5.90%, 10/18/19		146		160,868
4.50%, 4/18/20		75		73,568
5.00%, 10/18/20		97		93,751
5.40%, 3/13/25		141		137,199
Israel Government Bond:
4.00%, 3/30/12	ILS	215		58,960
5.00%, 3/31/13		278		76,007
3.50%, 9/30/13		458		123,399
Korea Treasury Bond:
Series 1112, 4.75%, 12/10/11	KRW	647,310		566,583
Series 1206, 4.00%, 6/10/12		2,877,500		2,525,388
Series 1209, 5.25%, 9/10/12		340,000		301,605
Series 1212, 4.25%, 12/10/12		660,000		582,543
Series 1303, 5.25%, 3/10/13		9,900		8,858
Series 1312, 3.00%, 12/10/13		210,000		182,427
Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130		134,550
7.38%, 2/11/20		310		328,600
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	790		250,566
Series 0109, 2.51%, 8/27/12		905		283,868
Series 0309, 2.71%, 2/14/12		40		12,578
Series 0507, 3.70%, 5/15/13		210		66,778
Series 0509, 3.21%, 5/31/13		440		138,966
Series 2/03, 4.24%, 2/07/18		2,250		735,668
Series 3/03, 3.70%, 2/25/13		2,414		766,541
Series 5/06, 3.72%, 6/15/12		279		88,139
Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	4,080	(h)	318,665
Series MI 10, 9.00%, 12/20/12		4,600	(h)	352,534
Series MI 10, 8.00%, 12/19/13		9,080	(h)	709,163
New South Wales Treasury Corp.:
Series 12, 6.00%, 5/01/12	AUD	1,700		1,762,092
Series 813, 5.50%, 8/01/13		90		95,186
Peru Government Bond, 7.84%, 8/12/20	PEN	615		260,188
Philippine Government Bond, Series 7-43, 8.75%, 3/03/13	PHP	4,350		108,189
Poland Government Bond:
Series 0113, 4.89%, 1/25/13 (i)	PLN	770		217,534
Series 0412, 4.75%, 4/25/12		2,765		824,116
Series 0414, 5.75%, 4/25/14		1,810		548,324
Series 0713, 4.53%, 7/25/13 (i)		2,490		686,428
Series 1013, 5.00%, 10/24/13		1,105		330,187

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	27

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Poland Government International Bond, 6.38%, 7/15/19	USD	340	$368,050
Queensland Treasury Corp.:
6.00%, 8/21/13	AUD	190	201,711
Series 13, 6.00%, 8/14/13		70	74,682
Republic of Ghana, 8.50%, 10/04/17 (b)	USD	100	110,750
Republic of Hungary:
3.50%, 7/18/16	EUR	20	21,373
4.38%, 7/04/17		45	47,605
5.75%, 6/11/18		95	106,104
6.25%, 1/29/20	USD	150	136,875
Russian Government International Bond, 7.50%, 3/31/30 (b)(j)		818	959,457
Socialist Republic of Vietnam, 6.75%, 1/29/20 (b)		320	320,000
South Africa Government International Bond, 5.88%, 5/30/22		700	789,250
Sweden Government Bond:
Series 1046, 5.50%, 10/08/12	SEK	10,500	1,609,031
Series 1055, 1.50%, 8/30/13		8,850	1,323,301
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	175,000
United Kingdom Gilt:
3.25%, 12/07/11	GBP	151	237,015
5.00%, 3/07/12		847	1,345,043
5.25%, 6/07/12		47	75,566
Venezuela Government International Bond, 10.75%, 9/19/13	USD	80	80,200
Western Australia Treasury Corp.:
Series 12, 5.50%, 7/17/12	AUD	205	212,707
Series 13, 8.00%, 6/15/13		110	120,321
Total Foreign Agency Obligations — 15.8%			25,329,297

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.14%, 11/25/34 (a)	USD	139	97,280
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34		81	82,508
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.53%, 10/25/35 (a)		251	158,103
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.61%, 11/25/34 (a)		261	245,921
Series 2007-3, Class 3A1, 5.50%, 4/25/22		214	220,595
			804,407

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 4.0%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.00%, 11/15/15 (a)(b)	USD	480	$424,038
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		570	444,110
Class AM, 5.68%, 7/10/46		500	483,616
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		600	420,000
Series 2006-T24, Class AM, 5.57%, 10/12/41		500	512,028
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		148	75,480
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49 (a)		506	480,383
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class AJ, 5.40%, 7/15/44 (a)		665	583,241
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		425	232,681
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 0.42%, 10/15/21 (a)(b)		91	85,033
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	460,093
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class B, 5.52%, 4/10/37 (a)		350	122,500
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		539	580,965
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.23%, 12/25/34 (a)		178	128,703
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.64%, 12/12/44 (a)		400	386,935
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	287,199
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 9/15/39 (a)		500	373,667
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.33%, 6/15/20 (a)(b)		407	361,686
			6,442,358
Total Non-Agency Mortgage-Backed Securities — 4.5%			7,246,765

See Notes to Financial Statements.

28	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Other Interests (k)	Beneficial Interest (000)		Value
Automobiles — 0.0%
General Motors II	USD	7	—
Total Other Interests — 0.0%			—

Preferred Securities

Capital Trusts	Par (000)
Commercial Banks — 0.9%
Bank of America Corp., Series M, 8.13% (a)(l)	300	$255,843
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (a)	500	482,500
Wachovia Capital Trust III, 5.57% (a)(l)	750	633,750
		1,372,093
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40	100	100,555
Diversified Financial Services — 0.8%
JPMorgan Chase & Co., 7.90% (a)(l)	575	608,218
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	700	692,460
		1,300,678
Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66	600	545,182
Total Capital Trusts — 2.1%		3,318,508

Trust Preferreds	Shares
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)	3,800	71,857
Total Trust Preferreds — 0.0%		71,857
Total Preferred Securities — 2.1%		3,390,365

Taxable Municipal Bonds	Par (000)
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28	USD	265	296,424
City of Chicago Illinois, Refunding RB, Second Lien, 5.25%, 11/01/38		250	256,695
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	135,396
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	123,864
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/27		555	580,802
San Marcos Public Facilities Authority, Tax Allocation Bonds, Series 2 & 3-C (BHAC), 5.00%, 8/01/38		560	571,312
Southwest Higher Education Authority, RB, Southern Methodist University Project, 5.00%, 10/01/41		1,425	1,466,966

Taxable Municipal Bonds	Par (000)		Value
State of California, GO, Various Purpose:
6.00%, 4/01/38	USD	325	$359,210
6.00%, 11/01/39		210	233,440
State of Illinois, GO, 5.88%, 3/01/19		495	523,868
Total Taxable Municipal Bonds — 2.8%			4,547,977

US Government Sponsored Agency Securities
Agency Obligations — 2.8%
Fannie Mae, 5.38%, 6/12/17	1,000	1,203,192
Freddie Mac:
2.88%, 2/09/15	2,000	2,133,102
6.25%, 7/15/32	800	1,136,523
		4,472,817
Collateralized Mortgage Obligations — 1.3%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.51%, 2/25/37 (a)	964	965,589
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32	1,000	1,111,486
		2,077,075
Mortgage-Backed Securities — 23.3%
Fannie Mae Mortgage-Backed Securities:
1.60%, 5/01/33 (a)	14	14,041
1.74%, 10/01/32 (a)	142	146,696
2.19%, 4/01/35 (a)	21	21,083
2.21%, 4/01/35 (a)	265	275,091
2.60%, 9/01/34 (a)	541	560,777
4.00%, 12/15/41 (m)	4,700	4,887,265
4.50%, 12/15/41 (m)	7,315	7,723,040
5.00%, 8/1/35 – 4/01/37	896	964,033
5.50%, 11/1/34 – 3/01/36	4,325	4,766,041
6.00%, 6/1/21 – 12/15/41 (m)	5,343	5,867,633
6.50%, 1/01/36	209	234,521
Freddie Mac Mortgage-Backed Securities:
2.54%, 9/01/32 (a)	14	14,999
2.57%, 11/01/27 (a)	272	281,951
2.59%, 4/01/32 (a)	89	93,897
4.00%, 12/15/41 (m)	3,290	3,414,917
4.50%, 9/1/20 – 12/15/41 (m)	4,541	4,776,463
5.00%, 7/1/23 – 12/15/41 (m)	860	918,146
5.50%, 11/01/37	27	28,867
6.00%, 10/1/21 – 12/15/41 (m)	1,681	1,833,381
6.50%, 9/01/38	93	103,548
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 – 7/15/38	508	574,708
		37,501,098
Total US Government Sponsored Agency Securities — 27.4%		44,050,990

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	29

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
US Treasury Bonds:
5.25%, 11/15/28	USD	200	$269,406
4.50%, 2/15/36		200	254,438
4.75%, 2/15/37		500	660,078
5.00%, 5/15/37		400	547,688
4.25%, 5/15/39		1,800	2,219,625
4.63%, 2/15/40		2,050	2,680,695
4.38%, 5/15/40		900	1,133,156
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,143	1,282,940
0.13%, 4/15/16		5,036	5,265,468
US Treasury Notes:
1.75%, 8/15/12		5,000	5,058,010
1.38%, 2/15/13		3,100	3,144,562
2.75%, 10/31/13		600	628,430
1.75%, 3/31/14		3,300	3,411,117
1.88%, 4/30/14		1,100	1,140,993
2.25%, 1/31/15		1,000	1,056,797
4.00%, 2/15/15		1,000	1,112,109
4.50%, 11/15/15		400	460,125
4.88%, 8/15/16		300	355,664
4.63%, 11/15/16		900	1,060,875
Total US Treasury Obligations — 19.8%			31,742,176

Warrants (n)	Shares
Automobiles — 0.0%
General Motors Co. (Expires 7/10/16)	600	7,590
General Motors Co. (Expires 7/10/19)	600	5,244
Total Warrants — 0.0%		12,834
Total Long-Term Investments (Cost — $167,896,236) — 106.5%		170,976,196

Short-Term Securities

Foreign Agency Obligations	Par (000)
Israel — 0.6%
Israel Treasury Bill — Makam (o):
Series 0112, 2.34%, 1/04/12	ILS	235	62,369
Series 0212, 2.89% – 4.07%, 2/01/12		880	238,380
Series 0252, 3.00% – 3.30%, 2/29/12		420	111,020
Series 0412, 3.06% – 3.32%, 4/04/12		1,800	468,537
Series 1211, 2.28%, 12/07/11		80	21,274
			901,580

Foreign Agency Obligations	Par (000)		Value
Malaysia — 0.3%
Bank Negara Malaysia Monetary Notes (o):
2.68%, 12/06/11	MYR	90	$28,313
Series 0611, 2.75%, 12/01/11		90	28,315
Series 0811, 2.74%, 2/09/12		120	37,545
Series 0911, 2.69% – 2.83%, 2/21/12		225	70,344
Series 1611, 2.71%, 3/29/12		25	7,792
Series 2711, 2.76%, 1/26/12		90	28,196
Series 4211, 2.74%, 1/19/12		60	18,808
Series 4611, 2.66%, 12/29/11		70	21,979
Series 4711, 2.70%, 4/05/12		125	38,941
Series 4811, 2.69% – 2.83%, 2/16/12		130	40,660
Series 5411, 2.70%, 1/31/12		25	7,829
Series 5711, 2.80%, 3/01/12		15	4,686
Series 5811, 2.87%, 4/12/12		60	18,681
Series 6111, 2.90%, 4/19/12		60	18,671
Series 6211, 2.78%, 6/14/12		140	43,382
Series 6711, 2.82%, 1/10/12		50	15,685
Series 6811, 2.75% – 2.78%, 5/17/12		70	21,735
Series 7410, 2.75%, 12/15/11		35	11,002
Malaysia Treasury Bill (o):
Series 182, 2.69%, 1/20/12		10	3,134
Series 182, 2.78%, 4/13/12		90	28,020
Series 364, 2.75%, 2/24/12		10	3,126
Series 364, 2.71%, 3/23/12		10	3,118
Series 364, 2.70%, 7/27/12		20	6,176
			506,138
Norway — 1.5%
Norway Treasury Bill, 2.37%, 6/20/12 (i)	NOK	14,420	2,476,770
Total Foreign Agency Obligations — 2.4%			3,884,488

Time Deposits
Norway — 0.0%
Brown Brothers Harriman & Co., 0.70%, 12/01/11		1	1,055
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.81%, 12/01/11	SEK	4	3,978
United Kingdom — 0.0%
JPMorgan Chase Bank NA, 0.10%, 12/01/11	GBP	24	24,040
United States — 6.8%
Citibank NA, 0.10%, 12/01/11	USD	10,830	10,830,079
Total Time Deposits — 6.8%			10,859,152
Total Short-Term Securities (Cost — $14,951,485) — 9.2%			14,743,640
Total Investments (Cost — $182,847,721*) — 115.7%			185,719,836
Liabilities in Excess of Other Assets — (15.7)%			(25,209,073)
Net Assets — 100.0%			$160,510,763

See Notes to Financial Statements.

30	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,873,622
Gross unrealized appreciation	$7,958,072
Gross unrealized depreciation	(5,111,858)
Net unrealized appreciation	$2,846,214

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Amount is less than $500.

(g)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(h)	Security trades in units with each unit equal to a par amount of MXN 1,000.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Bank	$4,887,265	$13,953
Greenwich Capital Markets	$11,367,309	$25,154
JPMorgan Securities, Inc.	$4,674,195	$6,251
Nomura Securities International, Inc.	$5,439,469	$14,086

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•

For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
43	2-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	9,481,500	$564
21	5-Year US Treasury Note	Chicago Board of Trade	March 2012	USD	2,575,453	(3,826)
Total						$(3,262)

•          Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,244	MYR	7,062	Brown Brothers Harriman & Co.	12/02/11	$23
CLP	319,129,600	USD	640,000	Morgan Stanley Capital Services Inc.	2/02/12	(25,728)
IDR	18,600,000,000	USD	1,936,088	JPMorgan Chase Bank NA	2/06/12	92,547
CLP	88,700,000	USD	179,992	Barclays Bank Plc	2/13/12	(9,461)
USD	775,028	IDR	6,921,000,000	JPMorgan Chase Bank NA	2/26/12	21,709
SGD	152,100	USD	119,231	Deutsche Bank AG	3/19/12	(484)
SGD	174,000	USD	136,368	HSBC Bank USA NA	3/19/12	(522)
SGD	218,000	USD	170,459	JPMorgan Chase Bank NA	3/19/12	(262)
CLP	42,351,250	USD	85,000	JPMorgan Chase Bank NA	3/21/12	(3,829)
SGD	163,700	USD	127,701	Deutsche Bank AG	3/21/12	107
SGD	131,000	USD	102,308	HSBC Bank USA NA	3/21/12	(30)
INR	1,047,000	USD	22,348	Deutsche Bank AG	4/11/12	(2,609)
USD	20,978	INR	1,047,000	Deutsche Bank AG	4/11/12	1,239
INR	2,246,000	USD	48,115	Deutsche Bank AG	4/13/12	(5,779)
USD	44,992	INR	2,246,000	Deutsche Bank AG	4/13/12	2,656
CLP	34,940,000	USD	70,980	Morgan Stanley Capital Services Inc.	4/16/12	(4,120)
INR	1,508,000	USD	32,222	JPMorgan Chase Bank NA	4/16/12	(3,805)
INR	1,481,000	USD	31,457	JPMorgan Chase Bank NA	4/18/12	(3,553)
INR	521,000	USD	11,031	Deutsche Bank AG	4/19/12	(1,216)
INR	740,000	USD	15,705	JPMorgan Chase Bank NA	4/19/12	(1,763)
USD	10,430	INR	521,000	Deutsche Bank AG	4/19/12	615
CLP	31,310,000	USD	63,253	Morgan Stanley Capital Services Inc.	4/20/12	(3,354)
INR	1,052,000	USD	22,340	Deutsche Bank AG	4/26/12	(2,533)
USD	21,044	INR	1,052,000	Deutsche Bank AG	4/26/12	1,237
CLP	31,162,000	USD	63,196	JPMorgan Chase Bank NA	4/27/12	(3,606)
INR	894,000	USD	18,961	JPMorgan Chase Bank NA	4/27/12	(2,130)
CLP	50,230,000	USD	103,248	Citibank NA	4/30/12	(7,212)
INR	745,000	USD	15,817	JPMorgan Chase Bank NA	4/30/12	(1,796)

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	31

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Foreign currency exchange contracts as of November 30, 2011 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	13,116,700	USD	279,079	JPMorgan Chase Bank NA	5/04/12	$(32,292)
USD	395,590	EUR	282,000	Deutsche Bank AG	5/16/12	16,109
SGD	823,234	USD	664,000	Morgan Stanley Capital Services Inc.	5/18/12	(20,694)
INR	1,425,000	USD	29,862	Deutsche Bank AG	6/01/12	(3,117)
INR	1,646,000	USD	34,865	HSBC Bank USA NA	6/04/12	(3,981)
USD	297,291	EUR	208,123	Deutsche Bank AG	6/06/12	17,180
INR	1,050,000	USD	22,143	Deutsche Bank AG	6/07/12	(2,445)
INR	280,000	USD	5,946	HSBC Bank USA NA	6/08/12	(694)
INR	284,000	USD	6,028	Deutsche Bank AG	6/11/12	(702)
INR	710,000	USD	15,074	HSBC Bank USA NA	6/13/12	(1,760)
INR	711,000	USD	15,060	Deutsche Bank AG	6/18/12	(1,731)
INR	648,000	USD	13,674	Deutsche Bank AG	6/20/12	(1,527)
USD	198,143	EUR	138,600	Brown Brothers Harriman & Co.	7/05/12	11,553
USD	494,447	EUR	348,890	Brown Brothers Harriman & Co.	8/01/12	24,640
USD	51,661	EUR	36,797	Citibank NA	8/08/12	2,108
USD	14,631	EUR	10,398	Citibank NA	8/09/12	628
USD	43,991	EUR	30,592	Barclays Bank Plc	8/23/12	2,789
USD	74,278	EUR	51,776	Barclays Bank Plc	8/24/12	4,543
USD	48,328	EUR	33,526	Barclays Bank Plc	8/27/12	3,172
USD	43,960	EUR	30,707	Deutsche Bank AG	8/29/12	2,600
USD	6,203,529	EUR	4,317,000	Deutsche Bank AG	8/30/12	388,838
USD	1,289	EUR	891	Deutsche Bank AG	8/31/12	89
PHP	52,545,000	USD	1,242,845	JPMorgan Chase Bank NA	9/04/12	(56,861)
USD	44,298	EUR	31,549	Barclays Bank Plc	9/10/12	1,800
USD	42,965	EUR	30,733	Barclays Bank Plc	9/12/12	1,566
USD	120,706	EUR	88,247	Barclays Bank Plc	9/14/12	1,831
USD	113,706	EUR	82,955	UBS AG	9/17/12	1,958
USD	28,244	EUR	20,375	Barclays Bank Plc	9/19/12	796
USD	68,467	EUR	50,324	Barclays Bank Plc	9/24/12	672

Foreign currency exchange contracts as of November 30, 2011 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,884	GBP	21,500	Deutsche Bank AG	10/01/12	$253
USD	33,514	GBP	21,500	Deutsche Bank AG	10/04/12	(116)
INR	41,995,750	USD	825,794	Deutsche Bank AG	10/09/12	(43,904)
USD	9,048	EUR	6,585	Barclays Bank Plc	10/24/12	176
USD	65,552	EUR	47,248	Barclays Bank Plc	10/25/12	1,889
USD	26,408	EUR	18,969	Citibank NA	10/26/12	849
USD	125,579	EUR	89,075	Deutsche Bank AG	10/31/12	5,553
USD	3,420	EUR	2,459	Deutsche Bank AG	11/02/12	107
USD	21,149	EUR	15,341	Barclays Bank Plc	11/05/12	477
USD	1,180,775	EUR	857,000	Deutsche Bank AG	11/07/12	25,941
USD	5,613	EUR	4,082	Barclays Bank Plc	11/08/12	113
USD	134,118	EUR	98,696	UBS AG	11/19/12	1,112
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	193
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(435)
Total						$385,617

•	Credit default swaps on single-name issues — sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Republic of Indonesia	1.00%	Credit Suisse Securities (USA) LLC	3/20/16	BB+	USD 500	$(14,944)
Republic of Indonesia	1.00%	Deutsche Bank AG	3/20/16	BB+	USD 500	(14,849)
Republic of Indonesia	1.00%	Morgan Stanley Capital Services Inc.	3/20/16	BB+	USD 700	(20,787)
Republic of Indonesia	1.00%	UBS AG	3/20/16	BB+	USD 500	(15,041)
Republic of South Korea	1.00%	UBS AG	3/20/16	A	USD 200	(4,142)
Total						$(69,763)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

See Notes to Financial Statements.

32	FDP SERIES, INC.	NOVEMBER 30, 2011

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

•	Credit default swaps on traded indexes — sold protection outstanding as of November 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
CDX North	5.00%	Credit Suisse	12/20/16	B+	USD 2,673	$7,608
America High		Securities
Yield Index		(USA) LLC
Series 17

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,042,420	—	$6,042,420
Common Stocks	$16,870	—	—	16,870
Corporate Bonds	—	39,680,151	—	39,680,151
Floating Rate Loan Interests	—	8,789,492	$126,859	8,916,351
Foreign Agency Obligations	—	25,329,297	—	25,329,297
Non-Agency Mortgage-Backed Securities	—	7,246,765	—	7,246,765
Preferred Securities	71,857	3,318,508	—	3,390,365
Taxable Municipal Bonds	—	4,547,977	—	4,547,977
US Government Sponsored Agency Securities	—	44,050,990	—	44,050,990
US Treasury Obligations	—	31,742,176	—	31,742,176
Warrants	12,834	—	—	12,834
Short-Term Securities:
Foreign Agency Obligations	—	3,841,461	43,027	3,884,488
Time Deposits	—	10,859,152	—	10,859,152
Total	$101,561	$185,448,389	$169,886	$185,719,836

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$564	—	—	$564
Credit contracts	—	$7,608	—	7,608
Foreign currency exchange contracts	—	639,667	—	639,668
Liabilities:
Interest rate contracts	(3,826)	—	—	(3,826)
Credit contracts	—	(69,763)	—	(69,763)
Foreign currency exchange contracts	—	(254,050)	—	(254,051)
Total	$(3,262)	$323,462	—	$320,200

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	33

Statements of Assets and Liabilities

November 30, 2011 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund
Assets
Investments at value — unaffiliated[1]	$118,869,095	$105,771,893	$99,693,390	$185,719,836
Investments at value — affiliated[2]	—	—	27,105	—
Cash pledged as collateral for financial futures contracts	—	—	—	56,900
Investments sold receivable	1,819,359	589,544	—	26,565,613
Interest receivable	—	—	—	1,329,834
Capital shares sold receivable	291,022	203,908	217,363	608,917
Dividends receivable	596,004	281,716	378,075	—
Unrealized appreciation on foreign currency exchange contracts	28,911	—	—	639,668
Foreign currency at value[3]	5,308	13	—	61,900
Principal paydowns receivable	—	—	—	44,210
Swaps receivable	—	—	—	31,690
Unrealized appreciation on swaps	—	—	—	7,608
Prepaid expenses	2,800	2,535	2,173	2,780
Total assets	121,612,499	106,849,609	100,318,106	215,068,956

Liabilities
Investments purchased payable	2,176,500	271,086	—	52,948,795
Capital shares redeemed payable	337,571	267,915	276,862	414,656
Swaps payable	—	—	—	7,601
Swaps premiums received	—	—	—	288,819
Investment advisory fees payable	86,172	68,806	56,345	53,123
Income dividends payable	—	—	—	357,310
Service and distribution fees payable	74,246	66,403	62,245	83,274
Unrealized depreciation on foreign currency exchange contracts	8,699	—	—	254,051
Unrealized depreciation on swaps	—	—	—	69,763
Officer’s and Directors’ fees payable	2,006	1,842	1,672	—
Other affiliates payable	714	606	594	906
Other accrued expenses payable	75,696	17,582	12,181	79,895
Total liabilities	2,761,604	694,240	409,899	54,558,193
Net Assets	$118,850,895	$106,155,369	$99,908,207	$160,510,763

Net Assets Consist of
Paid-in capital	$153,786,427	$106,814,567	$127,715,330	$161,039,704
Undistributed (accumulated) net investment income (loss)	76,994	(221,681)	392,382	1,173,982
Accumulated net realized loss	(42,866,839)	(23,346,532)	(34,845,375)	(4,875,769)
Net unrealized appreciation/depreciation	7,854,313	22,909,015	6,645,870	3,172,846
Net Assets	$118,850,895	$106,155,369	$99,908,207	$160,510,763

[1] Investments at cost — unaffiliated	$111,001,475	$82,862,755	$93,047,232	$182,847,721
[2] Investments at cost — affiliated	—	—	$27,393	—
[3] Foreign currency at cost	$5,620	$13	—	$62,712

See Notes to Financial Statements.

34	FDP SERIES, INC.	NOVEMBER 30, 2011

Statements of Assets and Liabilities (concluded)

November 30, 2011 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund
Net Asset Value
Institutional:
Net assets	$3,643,191	$3,512,017	$3,193,490	$4,260,620
Shares outstanding, 100 million shares authorized, $0.10 par value	366,241	294,851	333,223	414,626
Net asset value	$9.95	$11.91	$9.58	$10.28
Investor A:
Net assets	$28,860,809	$25,682,940	$24,244,645	$41,000,191
Shares outstanding, 100 million shares authorized, $0.10 par value	2,911,881	2,189,122	2,549,687	3,988,624
Net asset value	$9.91	$11.73	$9.51	$10.28
Investor B:
Net assets	$1,511,719	$1,379,036	$1,347,073	$2,254,242
Shares outstanding, 100 million shares authorized, $0.10 par value	152,473	123,560	142,733	219,299
Net asset value	$9.91	$11.16	$9.44	$10.28
Investor C:
Net assets	$84,835,176	$75,581,376	$71,122,999	$112,995,710
Shares outstanding, 100 million shares authorized, $0.10 par value	8,635,547	6,761,593	7,581,231	10,993,012
Net asset value	$9.82	$11.18	$9.38	$10.28

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	35

Statements of Operations

Six Months Ended November 30, 2011 (Unaudited)	MFS Research International FDP Fund	Marsico Growth FDP Fund	Van Kampen Value FDP Fund	Franklin Templeton Total Return FDP Fund
Investment Income
Dividends — unaffiliated	$1,498,534	$825,710	$1,344,385	—
Foreign taxes withheld	(109,849)	(6,908)	(15,318)	$(4,498)
Interest	89	—	—	3,319,123
Dividends — affiliated	—	—	350	—
Total income	1,388,774	818,802	1,329,417	3,314,625

Expenses
Investment advisory	557,882	430,566	356,636	337,614
Service — Investor A	35,201	30,521	28,929	50,216
Service and distribution — Investor B	7,963	7,186	7,004	8,311
Service and distribution — Investor C	453,146	392,163	371,412	488,810
Transfer agent — Institutional	2,064	1,987	1,823	2,131
Transfer agent — Investor A	16,201	13,995	13,474	20,210
Transfer agent — Investor B	1,288	1,223	1,281	1,471
Transfer agent — Investor C	59,385	51,367	50,274	78,493
Professional	36,038	28,874	27,591	33,261
Registration	24,735	25,349	26,724	20,852
Custodian	58,305	10,111	4,345	19,454
Accounting services	22,035	14,458	14,866	30,562
Printing	16,136	13,412	13,571	15,615
Officer and Directors	9,498	8,808	8,407	8,290
Miscellaneous	12,878	10,463	10,690	34,062
Total expenses	1,312,755	1,040,483	937,027	1,149,352
Net investment income (loss)	76,019	(221,681)	392,390	2,165,273

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,412,618)	2,733,982	2,186,942	2,943,816
Financial futures contracts	—	—	—	299,737
Foreign currency transactions	(6,358)	(526)	—	(581,387)
Swaps	—	—	—	(229,576)
	(2,418,976)	2,733,456	2,186,942	2,432,590
Net change in unrealized appreciation/depreciation on:
Investments	(20,078,383)	(10,120,303)	(14,181,025)	(6,652,577)
Financial futures contracts	—	—	—	(55,702)
Foreign currency transactions	(17,746)	(123)	—	766,774
Swaps	—	—	—	13,235
	(20,096,129)	(10,120,426)	(14,181,025)	(5,928,270)
Total realized and unrealized loss	(22,515,105)	(7,386,970)	(11,994,083)	(3,495,680)
Net Decrease in Net Assets Applicable Resulting from Operations	$(22,439,086)	$(7,608,651)	$(11,601,693)	$(1,330,407)

See Notes to Financial Statements.

36	FDP SERIES, INC.	NOVEMBER 30, 2011

Statements of Changes in Net Assets

	MFS Research International FDP Fund		Marsico Growth FDP Fund
Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment income (loss)	$76,019	$869,192	$(221,681)	$(707,748)
Net realized gain (loss)	(2,418,976)	8,931,563	2,733,456	9,678,579
Net change in unrealized appreciation/depreciation	(20,096,129)	27,200,937	(10,120,426)	17,658,790
Net increase (decrease) in net assets resulting from operations	(22,439,086)	37,001,692	(7,608,651)	26,629,621

Dividends to Shareholders From
Net investment income:
Institutional	(56,085)	(41,808)	—	—
Investor A	(368,774)	(323,960)	—	—
Investor B	(4,361)	(6,404)	—	—
Investor C	(468,314)	(588,324)	—	—
Decrease in net assets resulting from dividends to shareholders	(897,534)	(960,496)	—	—

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	2,237,820	(6,996,904)	(3,574,970)	(10,880,927)

Redemption Fee
Redemption fee	—	2,889	—	—

Net Assets
Total increase (decrease) in net assets	(21,098,800)	29,047,181	(11,183,621)	15,748,694
Beginning of period	139,949,695	110,902,514	117,338,990	101,590,296
End of period	$118,850,895	$139,949,695	$106,155,369	$117,338,990
Undistributed (accumulated) net investment income (loss)	$76,994	$898,509	$(221,681)	—

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	37

Statements of Changes in Net Assets (concluded)

	Van Kampen Value FDP Fund		Franklin Templeton Total Return FDP Fund
Net Increase (Decrease) in Net Assets:	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
Operations
Net investment income	$392,390	$456,995	$2,165,273	$5,003,252
Net realized gain	2,186,942	3,160,733	2,432,590	344,985
Net change in unrealized appreciation/depreciation	(14,181,025)	20,233,160	(5,928,270)	11,144,585
Net increase (decrease) in net assets resulting from operations	(11,601,693)	23,850,888	(1,330,407)	16,492,822

Dividends to Shareholders From
Net investment income:
Institutional	(19,569)	(15,950)	(70,022)	(118,110)
Investor A	(124,879)	(173,174)	(617,189)	(1,162,251)
Investor B	(1,842)	—	(28,158)	(66,701)
Investor C	(140,693)	(256,558)	(1,523,322)	(3,588,850)
Decrease in net assets resulting from dividends to shareholders	(286,983)	(445,682)	(2,238,691)	(4,935,912)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,325,534)	(8,454,319)	(11,455,273)	6,207,519

Net Assets
Total increase (decrease) in net assets	(14,214,210)	14,950,887	(15,024,371)	17,764,429
Beginning of period	114,122,417	99,171,530	175,535,134	157,770,705
End of period	$99,908,207	$114,122,417	$160,510,763	$175,535,134
Undistributed net investment income	$392,382	$286,975	$1,173,982	$1,247,400

See Notes to Financial Statements.

38	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights	MFS Research International FDP Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.98	$9.02	$8.59	$13.86	$14.63	$12.21
Net investment income[1]	0.05	0.17	0.16	0.15	0.21	0.16
Net realized and unrealized gain (loss)	(1.91)	2.95 [2]	0.42 [2]	(5.24)[2]	0.12 [2]	2.76 [2]
Net increase (decrease) from investment operations	(1.86)	3.12	0.58	(5.09)	0.33	2.92
Dividends and distributions from:
Net investment income	(0.17)	(0.16)	(0.15)	(0.12)	(0.08)	(0.11)
Net realized gain	—	—	—	(0.06)	(1.02)	(0.39)
Total dividends and distributions	(0.17)	(0.16)	(0.15)	(0.18)	(1.10)	(0.50)
Net asset value, end of period	$9.95	$11.98	$9.02	$8.59	$13.86	$14.63

Total Investment Return[3]
Based on net asset value	(15.74)%[4]	35.00%[5]	6.76%[5]	(37.06)%[5]	2.66%	24.62%

Ratios to Average Net Assets
Total expenses	1.31%[6]	1.27%	1.35%	1.43%	1.32%	1.42%
Net investment income	0.93%[6]	1.62%	1.67%	1.67%	1.55%	1.22%

Supplemental Data
Net assets, end of period (000)	$3,643	$3,788	$2,405	$2,412	$3,571	$2,984
Portfolio turnover	20%	44%	61%	76%	69%	70%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[6]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	39

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.93	$8.97	$8.55	$13.82	$14.59	$12.19
Net investment income[1]	0.04	0.14	0.14	0.13	0.17	0.12
Net realized and unrealized gain (loss)	(1.92)	2.95 [2]	0.40 [2]	(5.23)[2]	0.12 [2]	2.75 [2]
Net increase (decrease) from investment operations	(1.88)	3.09	0.54	(5.10)	0.29	2.87
Dividends and distributions from:
Net investment income	(0.14)	(0.13)	(0.12)	(0.11)	(0.06)	(0.10)
Net realized gain	—	—	—	(0.06)	(1.00)	(0.37)
Total dividends and distributions	(0.14)	(0.13)	(0.12)	(0.17)	(1.06)	(0.47)
Net asset value, end of period	$9.91	$11.93	$8.97	$8.55	$13.82	$14.59

Total Investment Return[3]
Based on net asset value	(15.91)%[4]	34.87%[5]	6.40%[5]	(37.24)%[5]	2.42%	24.24%

Ratios to Average Net Assets
Total expenses	1.56%[6]	1.52%	1.60%	1.67%	1.56%	1.67%
Net investment income	0.68%[6]	1.29%	1.42%	1.43%	1.27%	0.92%

Supplemental Data
Net assets, end of period (000)	$28,861	$29,747	$21,502	$22,280	$34,072	$30,747
Portfolio turnover	20%	44%	61%	76%	69%	70%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[6]	Annualized.

See Notes to Financial Statements.

40	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights (continued)	MFS Research International FDP Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.86	$8.90	$8.45	$13.72	$14.49	$12.11
Net investment income (loss)[1]	(0.01)	0.04	0.05	0.05	0.05	(0.00)[2]
Net realized and unrealized gain (loss)	(1.91)	2.95 [3]	0.43 [3]	(5.20)[3]	0.14 [3]	2.76 [3]
Net increase (decrease) from investment operations	(1.92)	2.99	0.48	(5.15)	0.19	2.76
Dividends and distributions from:
Net investment income	(0.03)	(0.03)	(0.03)	(0.06)	(0.02)	(0.06)
Net realized gain	—	—	—	(0.06)	(0.94)	(0.32)
Total dividends and distributions	(0.03)	(0.03)	(0.03)	(0.12)	(0.96)	(0.38)
Net asset value, end of period	$9.91	$11.86	$8.90	$8.45	$13.72	$14.49

Total Investment Return[4]
Based on net asset value	(16.23)%[5]	33.71%[6]	5.66%[6]	(37.76)%[6]	1.62%	23.34%

Ratios to Average Net Assets
Total expenses	2.35%[7]	2.31%	2.39%	2.45%	2.35%	2.46%
Net investment income	(0.12)%[7]	0.36%	0.53%	0.51%	0.40%	(0.01)%

Supplemental Data
Net assets, end of period (000)	$1,512	$1,728	$1,859	$2,581	$5,365	$5,708
Portfolio turnover	20%	44%	61%	76%	69%	70%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	41

Financial Highlights (concluded)	MFS Research International FDP Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.78	$8.86	$8.43	$13.69	$14.48	$12.11
Net investment income (loss)[1]	(0.00)[2]	0.05	0.06	0.05	0.07	0.02
Net realized and unrealized gain (loss)	(1.91)	2.93 [3]	0.42 [3]	(5.18)[3]	0.10 [3]	2.74 [3]
Net increase (decrease) from investment operations	(1.91)	2.98	0.48	(5.13)	0.17	2.76
Dividends and distributions from:
Net investment income	(0.05)	(0.06)	(0.05)	(0.07)	(0.02)	(0.07)
Net realized gain	—	—	—	(0.06)	(0.94)	(0.32)
Total dividends and distributions	(0.05)	(0.06)	(0.05)	(0.13)	(0.96)	(0.39)
Net asset value, end of period	$9.82	$11.78	$8.86	$8.43	$13.69	$14.48

Total Investment Return[4]
Based on net asset value	(16.25)%[5]	33.81%[6]	5.71%[6]	(37.75)%[6]	1.57%	23.39%

Ratios to Average Net Assets
Total expenses	2.32%[7]	2.28%	2.35%	2.43%	2.32%	2.44%
Net investment income	(0.08)%[7]	0.48%	0.66%	0.62%	0.51%	0.18%

Supplemental Data
Net assets, end of period (000)	$84,835	$104,687	$85,137	$89,330	$153,414	$135,866
Portfolio turnover	20%	44%	61%	76%	69%	70%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

42	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights	Marsico Growth FDP Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.68	$9.88	$8.29	$12.28	$12.35	$10.70
Net investment income[1]	0.02	0.02	0.02	0.05	0.03	0.02
Net realized and unrealized gain (loss)	(0.79)	2.78	1.57	(4.04)	(0.10)	1.63
Net increase (decrease) from investment operations	(0.77)	2.80	1.59	(3.99)	(0.07)	1.65
Net asset value, end of period	$11.91	$12.68	$9.88	$8.29	$12.28	$12.35

Total Investment Return[2]
Based on net asset value	(6.07)%[3]	28.34%	19.18%	(32.49)%	(0.57)%	15.42%

Ratios to Average Net Assets
Total expenses	1.13%[4]	1.10%	1.18%	1.20%	1.09%	1.17%
Net investment income	0.42%[4]	0.19%	0.22%	0.54%	0.27%	0.17%

Supplemental Data
Net assets, end of period (000)	$3,512	$3,430	$2,365	$2,102	$3,184	$2,657
Portfolio turnover	33%	66%	72%	83%	67%	44%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	43

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.50	$9.77	$8.21	$12.20	$12.30	$10.69
Net investment income (loss)[1]	0.01	(0.01)	(0.00)[2]	0.03	0.00 [3]	(0.01)
Net realized and unrealized gain (loss)	(0.78)	2.74	1.56	(4.02)	(0.10)	1.62
Net increase (decrease) from investment operations	(0.77)	2.73	1.56	(3.99)	(0.10)	1.61
Net asset value, end of period	$11.73	$12.50	$9.77	$8.21	$12.20	$12.30

Total Investment Return[4]
Based on net asset value	(6.16)%[5]	27.94%	19.00%	(32.70)%	(0.81)%	15.06%

Ratios to Average Net Assets
Total expenses	1.37%[6]	1.35%	1.42%	1.44%	1.33%	1.42%
Net investment income (loss)	0.17%[6]	(0.06)%	(0.03)%	0.30%	0.03%	(0.08)%

Supplemental Data
Net assets, end of period (000)	$25,683	$24,809	$19,779	$18,156	$28,583	$26,181
Portfolio turnover	33%	66%	72%	83%	67%	44%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

44	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights (continued)	Marsico Growth FDP Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.94	$9.40	$7.97	$11.94	$12.12	$10.62
Net investment loss[1]	(0.04)	(0.09)	(0.07)	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	(0.74)	2.63	1.50	(3.93)	(0.09)	1.60
Net increase (decrease) from investment operations	(0.78)	2.54	1.43	(3.97)	(0.18)	1.50
Net asset value, end of period	$11.16	$11.94	$9.40	$7.97	$11.94	$12.12

Total Investment Return[2]
Based on net asset value	(6.53)%[3]	27.02%	17.94%	(33.25)%	(1.49)%	14.12%

Ratios to Average Net Assets
Total expenses	2.18%[4]	2.15%	2.22%	2.24%	2.11%	2.20%
Net investment loss	(0.66)%[4]	(0.86)%	(0.81)%	(0.48)%	(0.74)%	(0.87)%

Supplemental Data
Net assets, end of period (000)	$1,379	$1,546	$1,806	$2,133	$4,412	$4,772
Portfolio turnover	33%	66%	72%	83%	67%	44%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	45

Financial Highlights (concluded)	Marsico Growth FDP Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.96	$9.41	$7.97	$11.94	$12.13	$10.62
Net investment loss[1]	(0.03)	(0.09)	(0.07)	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	(0.75)	2.64	1.51	(3.93)	(0.10)	1.61
Net increase (decrease) from investment operations	(0.78)	2.55	1.44	(3.97)	(0.19)	1.51
Net asset value, end of period	$11.18	$11.96	$9.41	$7.97	$11.94	$12.13

Total Investment Return[2]
Based on net asset value	(6.52)%[3]	27.10%	18.07%	(33.25)%	(1.57)%	14.22%

Ratios to Average Net Assets
Total expenses	2.14%[4]	2.11%	2.17%	2.21%	2.09%	2.19%
Net investment loss	(0.62)%[4]	(0.82)%	(0.78)%	(0.46)%	(0.74)%	(0.85)%

Supplemental Data
Net assets, end of period (000)	$75,581	$87,554	$77,640	$72,992	$127,254	$114,454
Portfolio turnover	33%	66%	72%	83%	67%	44%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

46	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights	Van Kampen Value FDP Fund

		Institutional
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.69	$8.53	$7.00	$10.30	$12.45	$10.50
Net investment income[1]	0.08	0.12	0.08	0.15	0.18	0.19
Net realized and unrealized gain (loss)	(1.13)	2.10	1.51	(3.27)	(1.90)	1.86
Net increase (decrease) from investment operations	(1.05)	2.22	1.59	(3.12)	(1.72)	2.05
Dividends and distributions from:
Net investment income	(0.06)	(0.06)	(0.06)	(0.17)	(0.17)	(0.05)
Net realized gain	—	—	—	(0.01)	(0.26)	(0.05)
Total dividends and distributions	(0.06)	(0.06)	(0.06)	(0.18)	(0.43)	(0.10)
Net asset value, end of period	$9.58	$10.69	$8.53	$7.00	$10.30	$12.45

Total Investment Return[2]
Based on net asset value	(9.85)%[3]	26.09%	22.83%	(30.38)%	(14.15)%	20.95%

Ratios to Average Net Assets
Total expenses	1.03%[4]	1.00%	1.08%	1.06%	1.02%	1.08%
Net investment income	1.59%[4]	1.25%	0.98%	1.95%	1.65%	1.67%

Supplemental Data
Net assets, end of period (000)	$3,193	$3,226	$2,351	$2,105	$3,131	$2,739
Portfolio turnover	10%	24%	19%	38%	25%	26%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	47

Financial Highlights (continued)	Van Kampen Value FDP Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.61	$8.51	$6.99	$10.29	$12.43	$10.49
Net investment income[1]	0.06	0.10	0.07	0.13	0.15	0.16
Net realized and unrealized gain (loss)	(1.11)	2.08	1.50	(3.27)	(1.89)	1.87
Net increase (decrease) from investment operations	(1.05)	2.18	1.57	(3.14)	(1.74)	2.03
Dividends and distributions from:
Net investment income	(0.05)	(0.08)	(0.05)	(0.15)	(0.14)	(0.04)
Net realized gain	—	—	—	(0.01)	(0.26)	(0.05)
Total dividends and distributions	(0.05)	(0.08)	(0.05)	(0.16)	(0.40)	(0.09)
Net asset value, end of period	$9.51	$10.61	$8.51	$6.99	$10.29	$12.43

Total Investment Return[2]
Based on net asset value	(9.92)%[3]	25.72%	22.61%	(30.62)%	(14.29)%	20.65%

Ratios to Average Net Assets
Total expenses	1.28%[4]	1.25%	1.32%	1.30%	1.26%	1.33%
Net investment income	1.34%[4]	1.00%	0.85%	1.69%	1.40%	1.42%

Supplemental Data
Net assets, end of period (000)	$24,245	$24,215	$19,197	$17,813	$27,616	$26,194
Portfolio turnover	10%	24%	19%	38%	25%	26%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

48	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights (continued)	Van Kampen Value FDP Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)

		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.53	$8.44	$6.97	$10.23	$12.36	$10.45
Net investment income (loss)[1]	0.02	0.02	(0.01)	0.07	0.07	0.07
Net realized and unrealized gain (loss)	(1.10)	2.07	1.51	(3.25)	(1.89)	1.91
Net increase (decrease) from investment operations	(1.08)	2.09	1.50	(3.18)	(1.82)	1.98
Dividends and distributions from:
Net investment income	(0.01)	—	(0.03)	(0.07)	(0.05)	(0.02)
Net realized gain	—	—	—	(0.01)	(0.26)	(0.05)
Total dividends and distributions	(0.01)	—	(0.03)	(0.08)	(0.31)	(0.07)
Net asset value, end of period	$9.44	$10.53	$8.44	$6.97	$10.23	$12.36

Total Investment Return[2]
Based on net asset value	(10.24)%[3]	24.76%	21.56%	(31.13)%	(14.99)%	19.67%

Ratios to Average Net Assets
Total expenses	2.09%[4]	2.05%	2.11%	2.08%	2.05%	2.12%
Net investment income (loss)	0.52%[4]	0.21%	(0.07)%	0.91%	0.60%	0.63%

Supplemental Data
Net assets, end of period (000)	$1,347	$1,551	$1,807	$2,182	$4,303	$5,002
Portfolio turnover	10%	24%	19%	38%	25%	26%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

FDP SERIES, INC.	NOVEMBER 30, 2011	49

Financial Highlights (concluded)	Van Kampen Value FDP Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)
		Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.47	$8.43	$6.95	$10.21	$12.35	$10.45
Net investment income[1]	0.03	0.02	0.01	0.07	0.07	0.07
Net realized and unrealized gain (loss)	(1.10)	2.05	1.50	(3.24)	(1.89)	1.90
Net increase (decrease) from investment operations	(1.07)	2.07	1.51	(3.17)	(1.82)	1.97
Dividends and distributions from:
Net investment income	(0.02)	(0.03)	(0.03)	(0.08)	(0.06)	(0.02)
Net realized gain	—	—	—	(0.01)	(0.26)	(0.05)
Total dividends and distributions	(0.02)	(0.03)	(0.03)	(0.09)	(0.32)	(0.07)
Net asset value, end of period	$9.38	$10.47	$8.43	$6.95	$10.21	$12.35

Total Investment Return[2]
Based on net asset value	(10.26)%[3]	24.61%	21.84%	(31.13)%	(15.00)%	19.67%

Ratios to Average Net Assets
Total expenses	2.04%[4]	2.01%	2.08%	2.06%	2.02%	2.11%
Net investment income	0.56%[4]	0.24%	0.11%	0.93%	0.63%	0.65%

Supplemental Data
Net assets, end of period (000)	$71,123	$85,130	$75,817	$71,843	$122,891	$115,710
Portfolio turnover	10%	24%	19%	38%	25%	26%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

50	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights	Franklin Templeton Total Return FDP Fund

	Institutional
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.78	$8.97	$9.80	$9.86	$9.63
Net investment income[1]	0.19	0.38	0.42	0.42	0.46	0.43
Net realized and unrealized gain (loss)	(0.23)	0.72	0.81	(0.61)	(0.02)	0.22
Net increase (decrease) from investment operations	(0.04)	1.10	1.23	(0.19)	0.44	0.65
Dividends and distributions from:
Net investment income	(0.18)	(0.38)	(0.42)	(0.56)	(0.46)	(0.42)
Net realized gain	—	—	—	(0.08)	(0.04)	—
Total dividends and distributions	(0.18)	(0.38)	(0.42)	(0.64)	(0.50)	(0.42)
Net asset value, end of period	$10.28	$10.50	$9.78	$8.97	$9.80	$9.86

Total Investment Return[2]
Based on net asset value	(0.46)%[3]	11.37%	13.88%	(1.49)%	4.45%	6.97%

Ratios to Average Net Assets
Total expenses	0.69%[4]	0.71%	0.78%	0.82%	0.66%	0.79%
Net investment income	3.64%[4]	3.71%	4.39%	4.77%	4.58%	4.37%

Supplemental Data
Net assets, end of period (000)	$4,261	$3,989	$2,828	$2,347	$3,091	$2,597
Portfolio turnover	156%[5]	200%[6]	206%[7]	304%[8]	288%[9]	253%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 109%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	51

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor A
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.79	$8.98	$9.80	$9.86	$9.63
Net investment income[1]	0.15	0.35	0.40	0.40	0.43	0.40
Net realized and unrealized gain (loss)	(0.20)	0.71	0.81	(0.60)	(0.02)	0.23
Net increase (decrease) from investment operations	(0.05)	1.06	1.21	(0.20)	0.41	0.63
Dividends and distributions from:
Net investment income	(0.17)	(0.35)	(0.40)	(0.54)	(0.43)	(0.40)
Net realized gain	—	—	—	(0.08)	(0.04)	—
Total dividends and distributions	(0.17)	(0.35)	(0.40)	(0.62)	(0.47)	(0.40)
Net asset value, end of period	$10.28	$10.50	$9.79	$8.98	$9.80	$9.86

Total Investment Return[2]
Based on net asset value	(0.58)%[3]	10.99%	13.60%	(1.62)%	4.20%	6.71%

Ratios to Average Net Assets
Total expenses	0.94%[4]	0.96%	1.02%	1.04%	0.92%	1.04%
Net investment income	2.97%[4]	3.47%	4.15%	4.54%	4.32%	4.12%

Supplemental Data
Net assets, end of period (000)	$41,000	$38,482	$31,586	$25,699	$37,566	$32,460
Portfolio turnover	156%[5]	200%[6]	206%[7]	304%[8]	288%[9]	253%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 109%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

52	FDP SERIES, INC.	NOVEMBER 30, 2011

Financial Highlights (continued)	Franklin Templeton Total Return FDP Fund

	Investor B
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.79	$8.98	$9.80	$9.86	$9.63
Net investment income[1]	0.14	0.30	0.35	0.36	0.38	0.35
Net realized and unrealized gain (loss)	(0.22)	0.71	0.80	(0.61)	(0.02)	0.22
Net increase (decrease) from investment operations	(0.08)	1.01	1.15	(0.25)	0.36	0.57
Dividends and distributions from:
Net investment income	(0.14)	(0.30)	(0.34)	(0.49)	(0.38)	(0.34)
Net realized gain	—	—	—	(0.08)	(0.04)	—
Total dividends and distributions	(0.14)	(0.30)	(0.34)	(0.57)	(0.42)	(0.34)
Net asset value, end of period	$10.28	$10.50	$9.79	$8.98	$9.80	$9.86

Total Investment Return[2]
Based on net asset value	(0.84)%[3]	10.40%	13.00%	(2.16)%	3.66%	6.15%

Ratios to Average Net Assets
Total expenses	1.48%[4]	1.50%	1.55%	1.57%	1.45%	1.57%
Net investment income	2.68%[4]	2.97%	3.62%	3.99%	3.80%	3.59%

Supplemental Data
Net assets, end of period (000)	$2,254	$2,062	$2,521	$2,489	$4,138	$4,377
Portfolio turnover	156%[5]	200%[6]	206%[7]	304%[8]	288%[9]	253%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 109%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

	FDP SERIES, INC.	NOVEMBER 30, 2011	53

Financial Highlights (concluded)	Franklin Templeton Total Return FDP Fund

	Investor C
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.79	$8.98	$9.80	$9.86	$9.63
Net investment income[1]	0.12	0.30	0.34	0.35	0.37	0.35
Net realized and unrealized gain (loss)	(0.20)	0.70	0.81	(0.60)	(0.01)	0.22
Net increase (decrease) from investment operations	(0.08)	1.00	1.15	(0.25)	0.36	0.57
Dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.34)	(0.49)	(0.38)	(0.34)
Net realized gain	—	—	—	(0.08)	(0.04)	—
Total dividends and distributions	(0.14)	(0.29)	(0.34)	(0.57)	(0.42)	(0.34)
Net asset value, end of period	$10.28	$10.50	$9.79	$8.98	$9.80	$9.86

Total Investment Return[2]
Based on net asset value	(0.87)%[3]	10.38%	12.97%	(2.18)%	3.62%	6.10%

Ratios to Average Net Assets
Total expenses	1.52%[4]	1.52%	1.57%	1.59%	1.48%	1.62%
Net investment income	2.39%[4]	2.92%	3.60%	3.97%	3.75%	3.54%

Supplemental Data
Net assets, end of period (000)	$112,996	$131,002	$120,836	$105,212	$164,222	$135,750
Portfolio turnover	156%[5]	200%[6]	206%[7]	304%[8]	288%[9]	253%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 109%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 80%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 47%.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 151%.

[9]	Includes TBA transactions. Excluding these transactions the portfolio turnover rate would have been 150%.

See Notes to Financial Statements.

54	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

MFS Research International FDP Fund (“MFS Fund”), Marsico Growth FDP Fund (“Marsico Fund”), Van Kampen Value FDP Fund (“Van Kampen Fund”) and Franklin Templeton Total Return FDP Fund (“Franklin Templeton Fund”) (each a “Fund,” collectively, the “Funds”) are each a series of FDP Series, Inc. (the “Corporation”). The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Mary-land corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years for MFS Fund, Marsico Fund and Van Kampen Fund and after ten years for Franklin Templeton Fund. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors (the “Board”). The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

FDP SERIES, INC.	NOVEMBER 30, 2011	55

Notes to Financial Statements (continued)

Foreign Currency Transactions: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, a Fund may not fully recoup its initial investment in IOs.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts: Certain Funds may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

56	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Funds may invest in floating rate loan interests. The floating rate loan interests the Funds hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When the Funds purchase a floating rate loan interest they may receive a facility fee and when they sell a floating rate loan interest they may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

TBA Commitments: Certain Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts and swaps) the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment

FDP SERIES, INC.	NOVEMBER 30, 2011	57

Notes to Financial Statements (continued)

transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: For MFS Fund, Marsico Fund and Van Kampen Fund, dividends and distributions paid by the Funds are recorded on the ex-dividend dates. For Franklin Templeton Fund, dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended May 31, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its

58	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

ISDA Master Agreements, which would cause a Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps: Certain Funds enter into swap agreements, in which the Funds and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. These payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

FDP SERIES, INC.	NOVEMBER 30, 2011	59

Notes to Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of November 30, 2011
	Asset Derivatives
	Statements of Assets and Liabilities Location	MFS Fund	Franklin Templeton Fund
Interest rate contracts	Net unrealized appreciation*	—	$564
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$28,911	639,668
Credit contracts	Unrealized appreciation on swaps	—	7,608
Total		$28,911	$647,840

	Liability Derivatives
	Statements of Assets and Liabilities Location	MFS Fund	Franklin Templeton Fund
Interest rate contracts	Net unrealized depreciation*	—	$3,826
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$8,699	254,051
Credit contracts	Unrealized depreciation on swaps	—	69,763
Total		$8,699	$327,640

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended November 30, 2011
	Net Realized Gain (Loss) From
	MFS Fund	Franklin Templeton Fund
Interest rate contracts:
Financial futures contracts	—	$299,737
Foreign currency transactions:
Foreign currency exchange contracts	$(11,939)	113,582
Credit contracts:
Swaps	—	(229,576)
Total	$(11,939)	$183,743

	Net Change in Unrealized Appreciation/Depreciation on
	MFS Fund	Franklin Templeton Fund
Interest rate contracts:
Financial futures contracts	—	$(55,702)
Foreign currency transactions:
Foreign currency exchange contracts	$21,168	811,719
Credit contracts:
Swaps	—	13,235
Total	$21,168	$769,252

For the six months ended November 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MFS Fund	Franklin Templeton Fund
Financial futures contracts:
Average number of contracts purchased	—	75
Average notional value of contracts purchased	—	$13,636,570
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	11	30
Average number of contracts — US dollars sold	6	35
Average US dollar amounts purchased	$859,706	$11,932,138
Average US dollar amounts sold	$1,112,606	$7,767,704
Credit default swaps:
Average number of contracts — sell protection	—	8
Average notional value — sell protection	—	$5,101,500

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund
First $1 billion	0.90%	0.80%	0.70%	0.40%
$1 billion – $3 billion	0.85%	0.75%	0.66%	0.38%
$3 billion – $5 billion	0.81%	0.72%	0.63%	0.36%
$5 billion – $10 billion	0.78%	0.70%	0.61%	0.35%
Greater than $10 billion	0.77%	0.68%	0.60%	0.34%

The Manager entered into sub-advisory agreements with respect to each Fund. Pursuant to the sub-advisory agreements, the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the Manager’s investment advisory fee at the following annual rates, based on each Fund’s average daily net assets:

	Sub-Advisor	Sub-Advisory Fee
MFS Fund	Massachusetts Financial Services Company	0.45%
Marsico Fund	Marsico Capital Management, LLC	0.40%
Van Kampen Fund	Invesco Advisers, Inc.	0.35%
Franklin Templeton Fund	Franklin Advisers, Inc.	0.25%

60	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets, as follows:

	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund
Institutional Shares	1.95%	1.95%	1.95%	1.95%
Investor A Shares	2.20%	2.20%	2.20%	2.20%
Investor B Shares	2.95%	2.95%	2.95%	2.70%
Investor C Shares	2.95%	2.95%	2.95%	2.75%

The Manager may reduce or discontinue these arrangements at any time without notice. The Manager did not waive or reimburse any fees or expenses during the six months ended November 30, 2011.

For the six months ended November 30, 2011, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

MFS Fund	$858
Marsico Fund	$576
Van Kampen Fund	$592
Franklin Templeton Fund	$904

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

Service Fees	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund
Investor A Shares	0.25%	0.25%	0.25%	0.25%
Investor B Shares	0.25%	0.25%	0.25%	0.25%
Investor C Shares	0.25%	0.25%	0.25%	0.25%
Distribution Fees
Investor B Shares	0.75%	0.75%	0.75%	0.50%
Investor C Shares	0.75%	0.75%	0.75%	0.55%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the six months ended November 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
MFS Fund	$8,214
Marsico Fund	$7,136
Van Kampen Fund	$6,667
Franklin Templeton Fund	$13,936

For the six months ended November 30, 2011, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares.

	Investor B	Investor C
MFS Fund	$1,557	$6,482
Marsico Fund	$1,355	$4,871
Van Kampen Fund	$1,331	$4,332
Franklin Templeton Fund	$707	$13,493

Furthermore, for the six months ended November 30, 2011, affiliates received CDSC relating to transactions subject to front-end sales charge waivers as follows:

Investor A
MFS Fund	$175
Marsico Fund	$104
Van Kampen Fund	$98

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended November 30, 2011, were as follows:

	Purchases	Sales
MFS Fund	$25,060,090	$24,777,424
Marsico Fund	$35,029,519	$40,650,981
Van Kampen Fund	$9,749,005	$10,708,382
Franklin Templeton Fund	$173,172,252	$171,534,097

For the six months ended November 30, 2011, purchases and sales of US government securities for Franklin Templeton Fund were $25,326,356 and $31,902,356, respectively.

For the six months ended November 30, 2011, purchases and sales of mortgage dollar rolls for Franklin Templeton Fund were $84,529,998 and $82,471,223, respectively.

FDP SERIES, INC.	NOVEMBER 30, 2011	61

Notes to Financial Statements (continued)

5. Capital Loss Carryforwards:

As of May 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires May 31,	MFS Fund	Marsico Fund	Van Kampen Fund	Franklin Templeton Fund
2017	$6,469,241	$13,985,857	$10,101,323	$4,564,511
2018	30,473,505	10,698,920	25,222,993	1,651,733
2019	—	—	—	1,056,763
Total	$36,942,746	$24,684,777	$35,324,316	$7,273,007

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after May 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Borrowings:

The Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Fund paid administration and arrangement fees which were allocated to each Fund based on its net assets as of October 31, 2010. Effective November 2011, the credit agreement was renewed until November 2012 with the following terms: a commitment fee of 0.065% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, each Fund paid administration and arrangement fees which were allocated to each Fund based on its net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended November 30, 2011.

7. Commitments:

Franklin Templeton Fund may invest in floating rate loan interests. In connection with these investments, the Fund may also enter into unfunded floating rate loan interests and bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At November 30, 2011, the Fund had no outstanding bridge loan commitments. In connection with either of these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. The unrecognized commitment fee income is recorded on the Statements of Assets and Liabilities as deferred income. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets of Liabilities and Statements of Operations. As of November 30, 2011, the Fund had no unfunded floating rate loan interests.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local; regional or global political, social, or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have an unsettled or open transaction may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

MFS Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When MFS Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedule of Investments for concentrations in specific countries.

As of November 30, 2011, MFS Fund invested a significant portion of its assets in securities in the financials sector and Marsico Fund invested a significant portion of its assets in securities in the consumer discretionary and information technology sectors. Changes in economic conditions affecting the financials, consumer discretionary and information technology sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

As of November 30, 2011, MFS Fund had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	14%
Oil, Gas & Consumable Fuels	8%
Pharmaceuticals	6%
Chemicals	5%
Metals & Mining	5%
Food Products	5%
Other*	57%

*	All other industries held were each less than 5% of long-term investments.

62	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (continued)

Franklin Templeton Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issues that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities can affect the value, income and/or liquidity of such positions.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended November 30, 2011		Year Ended May 31, 2011
MFS Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	90,153	$962,545	107,941	$1,174,945
Shares issued to shareholders in reinvestment of dividends	4,217	49,006	4,027	38,054
Shares redeemed	(44,275)	(484,480)	(62,584)	(670,312)
Net increase	50,095	$527,071	49,384	$542,687

Investor A
Shares sold and automatic conversion of shares	853,031	$8,962,637	756,860	$7,958,654
Shares issued to shareholders in reinvestment of dividends	29,137	337,689	31,295	294,791
Shares redeemed	(464,580)	(4,926,656)	(689,610)	(7,261,234)
Net increase	417,588	$4,373,670	98,545	$992,211

Investor B
Shares sold	36,052	$387,723	10,075	$100,328
Shares issued to shareholders in reinvestment of dividends	302	3,515	556	5,249
Shares redeemed and automatic conversion of shares	(29,531)	(308,611)	(73,779)	(778,772)
Net increase (decrease)	6,823	$82,627	(63,148)	$(673,195)

Investor C
Shares sold	1,459,291	$15,189,390	1,553,258	$16,081,180
Shares issued to shareholders in reinvestment of dividends	36,313	418,325	56,836	532,519
Shares redeemed	(1,749,520)	(18,353,263)	(2,326,234)	(24,472,306)
Net decrease	(253,916)	$(2,745,548)	(716,140)	$(7,858,607)

Marsico Fund
Institutional
Shares sold	64,646	$770,789	87,319	$1,020,556
Shares redeemed	(40,359)	(483,555)	(56,135)	(640,056)
Net increase	24,287	$287,234	31,184	$380,500

Investor A
Shares sold and automatic conversion of shares	592,775	$6,928,313	531,603	$5,923,333
Shares redeemed	(387,820)	(4,519,371)	(572,691)	(6,415,197)
Net increase (decrease)	204,955	$2,408,942	(41,088)	$(491,864)

Investor B
Shares sold	25,806	$287,315	5,313	$56,583
Shares redeemed and automatic conversion of shares	(31,695)	(350,190)	(67,972)	(729,055)
Net decrease	(5,889)	$(62,875)	(62,659)	$(672,472)

FDP SERIES, INC.	NOVEMBER 30, 2011	63

Notes to Financial Statements (continued)

	Six Months Ended November 30, 2011		Year Ended May 31, 2011
Marsico Fund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	976,557	$10,859,980	1,090,469	$11,629,995
Shares redeemed	(1,536,315)	(17,068,251)	(2,017,900)	(21,727,086)
Net decrease	(559,758)	$(6,208,271)	(927,431)	$(10,097,091)

Van Kampen Fund
Institutional
Shares sold	73,757	$719,177	85,549	$853,093
Shares issued to shareholders in reinvestment of dividends	1,633	17,213	1,509	14,488
Shares redeemed	(44,020)	(434,763)	(60,860)	(590,449)
Net increase	31,370	$301,627	26,198	$277,132

Investor A
Shares sold and automatic conversion of shares	680,525	$6,532,440	583,201	$5,585,197
Shares issued to shareholders in reinvestment of dividends	10,920	114,334	17,144	156,646
Shares redeemed	(424,788)	(4,062,399)	(572,334)	(5,510,554)
Net increase	266,657	$2,584,375	28,011	$231,289

Investor B
Shares sold	31,278	$301,292	6,451	$61,379
Shares issued to shareholders in reinvestment of dividends	143	1,485	—	—
Shares redeemed and automatic conversion of shares	(35,981)	(341,359)	(73,364)	(691,198)
Net decrease	(4,560)	$(38,582)	(66,913)	$(629,819)

Investor C
Shares sold	1,057,548	$9,999,091	1,167,392	$10,998,362
Shares issued to shareholders in reinvestment of dividends	12,189	126,164	26,892	232,806
Shares redeemed	(1,619,364)	(15,298,209)	(2,060,567)	(19,564,089)
Net decrease	(549,627)	$(5,172,954)	(866,283)	$(8,332,921)

Franklin Templeton Fund
Institutional
Shares sold	93,511	$976,460	126,011	$1,290,828
Shares issued to shareholders in reinvestment of dividends	5,153	53,614	10,006	102,560
Shares redeemed	(64,038)	(667,433)	(45,108)	(459,099)
Net increase	34,626	$362,641	90,909	$934,289

Investor A
Shares sold and automatic conversion of shares	1,147,013	$11,967,530	1,303,872	$13,316,727
Shares issued to shareholders in reinvestment of dividends	44,248	460,444	99,873	1,023,657
Shares redeemed	(867,715)	(9,040,136)	(966,626)	(9,828,051)
Net increase	323,546	$3,387,838	437,119	$4,512,333

64	FDP SERIES, INC.	NOVEMBER 30, 2011

Notes to Financial Statements (concluded)

	Six Months Ended November 30, 2011		Year Ended May 31, 2011
Franklin Templeton Fund (concluded)	Shares	Amount	Shares	Amount
Investor B
Shares sold	67,245	$701,976	16,415	$168,220
Shares issued to shareholders in reinvestment of dividends	1,560	16,241	5,491	56,198
Shares redeemed and automatic conversion of shares	(45,909)	(478,858)	(83,145)	(846,557)
Net increase (decrease)	22,896	$239,359	(61,239)	$(622,139)

Investor C
Shares sold	1,354,347	$14,136,202	2,663,398	$27,216,872
Shares issued to shareholders in reinvestment of dividends	115,496	1,202,017	308,123	3,156,176
Shares redeemed	(2,952,889)	(30,783,330)	(2,844,337)	(28,990,012)
Net increase (decrease)	(1,483,046)	$(15,445,111)	127,184	$1,383,036

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Funds for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Funds.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Van Kampen Fund paid a net investment income dividend on December 7, 2011 to shareholders of record on December 5, 2011 as follows:

Dividend Per Share
Institutional	$0.083477
Investor A	$0.070318
Investor B	$0.022110
Investor C	$0.025114

FDP SERIES, INC.	NOVEMBER 30, 2011	65

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisors
Massachusetts Financial Services Company Boston, MA 02116

Marsico Capital Management, LLC Denver, CO 80202

Invesco Advisers, Inc. Atlanta, GA 30309

Franklin Advisers, Inc. San Mateo, CA 94403

Custodian
Brown Brothers Harriman & Co. Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company Boston, MA 02110

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP New York, NY 10019

Address of the Funds
100 Bellevue Parkway Wilmington, DE 19809

Effective September 13, 2011, Richard S. Davis resigned as Director of the Corporation, and Paul L. Audet became Director of the Corporation.

66	FDP SERIES, INC.	NOVEMBER 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

FDP SERIES, INC.	NOVEMBER 30, 2011	67

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

68	FDP SERIES, INC.	NOVEMBER 30, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FDP SERIES, INC.	NOVEMBER 30, 2011	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	FDP SERIES, INC.	NOVEMBER 30, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

#FDPS-11/11-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: February 3, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: February 3, 2012